UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-08226

Templeton Global Investment Trust
(Exact name of registrant as specified in charter)

300 S.E. 2nd Street
, Fort Lauderdale, FL 33301-1923

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500_

Date of fiscal year end: _12/31__

Date of reporting period:  12/31/20_

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not Applicable.

Annual Report and Shareholder Letter
Templeton Global
Balanced Fund
A Series of Templeton Global Investment Trust
December 31, 2020
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Not part of the annual report
1
SHAREHOLDER LETTER
Dear Shareholder:
During the 12 months ended December 31, 2020, the
novel coronavirus pandemic hindered the global economy.
Starting in March, worldwide efforts to slow the infection
rate thwarted global economic activity, and central banks
acted swiftly to maintain financial stability. The U.S. Federal
Reserve enacted emergency rate cuts and authorized open-
ended purchasing of government-backed and corporate
bonds to bolster markets, and the European Central Bank’s
Pandemic Emergency Purchase Programme included
private and public sector securities. These measures
helped U.S. and eurozone economic growth to resume in
2020’s third quarter after two quarters of contraction. In this environment, global developed and emerging market stocks,
as measured by the MSCI All Country World Index, posted
a +16.82% total return.
1
Global government and corporate
bonds, as measured by the Bloomberg Barclays Multiverse
Index, posted a +9.02% total return.

We are committed to our long-term perspective and
disciplined investment approach as we conduct a rigorous,
fundamental analysis of securities with a regular emphasis
on investment risk management.
Historically, patient investors have achieved rewarding
results by evaluating their goals, diversifying their assets globally and maintaining a disciplined investment program,
all hallmarks of the Templeton investment philosophy. We
continue to recommend investors consult their financial
advisors and review their portfolios to design a long-term
strategy and portfolio allocation that meet their individual needs, goals and risk tolerance.
Templeton Global Balanced Fund’s annual report includes
more detail about prevailing conditions and a discussion
about investment decisions during the period. Please
remember all securities markets fluctuate, as do mutual fund share prices.
We thank you for investing with Franklin Templeton, welcome
your questions and comments, and look forward to serving
your investment needs in the years ahead.
Sincerely,
Alan Bartlett
Chief Investment Officer
Templeton Equity Group
This letter reflects our analysis and opinions as of December
31, 2020 , unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

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Annual Report

Contents
Annual Report
Templeton Global Balanced Fund 3
Performance Summary 11
Your Fund’s Expenses 14
Consolidated Financial Highlights and Consolidated
Statement of Investments 15
Consolidated Financial Statements 38
Notes to Consolidated Financial Statements 43
Report of Independent Registered
Public Accounting Firm 61
Tax Information 62
Board Members and Officers 63
Shareholder Information 68
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Annual Report
ANNUAL REPORT
Templeton Global Balanced Fund
This annual report for Templeton Global Balanced Fund
covers the fiscal year ended December 31, 2020 .
Your Fund’s Goal and Main Investments
The Fund seeks both income and capital appreciation. Under
normal market conditions, the Fund invests in a diversified
portfolio of debt and equity securities worldwide. The Fund
normally invests at least 25% of its assets in fixed income
securities and at least 25% of its assets in equity securities.
The Fund’s equity component generally consists of primarily
of common stocks of companies from a variety of industries
located anywhere in the world, including developing markets, that offer or could offer the opportunity to realize capital appreciation and/or attractive dividend yields. The Fund’s
fixed income component primarily consists of developed
and developing country corporate, agency and government
bonds and investment-grade and below investment-grade
corporate debt securities that offer the opportunity to realize income.
Performance Overview
The Fund’s Class A shares posted a +1.49% cumulative total
return for the 12 months under review. In comparison, the
MSCI All Country World Index (ACWI) posted a +16.82%
total return and the Bloomberg Barclays Multiverse Index
posted a +9.02% total return.
1
For the same period, the
Custom 50% MSCI ACWI + 50% Bloomberg Barclays
Multiverse Index (Blended Benchmark), posted a +13.52%
cumulative total return.
1
You can find the Fund’s long-term
performance data in the Performance Summary on page 11 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236
.
Economic and Market Overview
Global developed and emerging market equities, as
measured by the MSCI All Country World Index (USD),
posted a +16.82% total return for the 12 months ended
December 31, 2020.
1
Stocks fell sharply in early 2020 as
many investors sold equities amid fears of a global economic slowdown due to the novel coronavirus (COVID-19)
pandemic. Global equities began to rebound in late March
2020 amid optimism about easing lockdown restrictions,
vaccine and treatment development and economic stimulus
measures. Despite declines in September and October
due to geopolitical tensions and rising infection rates,
markets rebounded in November and December, as positive
sentiment about successful trials of COVID-19 vaccines,
the beginning of vaccination programs in some countries
and apparent resolution of political uncertainty supported
markets.
In the U.S., pandemic-related restrictions caused stiff
economic headwinds, including mass layoffs that drove
the unemployment rate to 14.8% in April 2020.
2
According
to the National Bureau of Economic Research, the longest
U.S. economic expansion in history ended in February, and
the country slipped into a deep recession. Equities began
to rebound in the spring amid the government’s fiscal and
monetary stimulus, declining jobless claims, rising retail
sales and optimism about treatments and potential vaccines
for COVID-19. Following a record annualized decline in
second-quarter gross domestic product (GDP), resilient
consumer spending helped drive third-quarter GDP to
expand at a record annualized rate, although growth slowed
in the fourth quarter. Equities continued to rise during the summer but declined in the fall due to concerns about
possible new restrictions amid rising COVID-19 infection
Portfolio Composition
12/31/20
% of Total
Net Assets
Common Stocks 57.3%
Foreign Government and Agency Securities 24.1%
U.S. Government and Agency Securities 3.3%
Short-Term Investments & Other Net Assets 15.3%
1. Source: Morningstar. The Fund’s Blended Benchmark was calculated internally and rebalanced monthly.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
2. Source: U.S. Bureau of Labor Statistics.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Consolidated Statement of Investments (SOI).
The Consolidated SOI begins on page
22
.

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rates and uncertainties about additional fiscal stimulus
and the U.S. presidential election. Despite signs that the
economic recovery was stalling as the unemployment
rate remained relatively high (6.7% at period-end) and
consumer spending declined, stocks rallied in November and
December, buoyed by the outcome of the U.S. presidential
election, the start of COVID-19 vaccination programs and the passage of a new U.S. stimulus bill.
2
In an effort to support the economy, the U.S. Federal
Reserve (Fed) lowered the federal funds target rate to a
range of 0.00%–0.25% in March 2020. The Fed also enacted
quantitative easing measures aimed at ensuring credit flows
to borrowers and supporting credit markets with open-
ended bond purchasing. Furthermore, the Fed signaled that
interest rates would potentially remain low, even if inflation moderately exceeded its 2% target.
In the eurozone, the economy contracted again in the
fourth quarter of 2020, following quarter-on-quarter
expansion in the third quarter and contractions in the
first and second quarters. After several months of gains
due to easing restrictions and robust stimulus measures,
European developed market equities, as measured by
the MSCI Europe Index (USD), declined in September
and October as rising infection rates heightened investor
concerns that the nascent economic revival could stall.
Nevertheless, successful vaccine development and a Brexit
resolution supported European developed market equities,
as measured by the MSCI Europe Index (USD) to post a
+5.93% total return for the period.
1
Asian developed and emerging market equities, as
measured by the MSCI All Country Asia Index (USD), posted
a +21.30% total return for the 12 months under review.
1
Although pandemic-related lockdowns derailed economic
growth in early 2020, sharp market declines were followed
by rebounds as China’s economy, a key driver of the region’s economic activity, recovered from the contraction in the first quarter and expanded during the rest of 2020. Asian stocks
rose as the region’s economies reopened, aided by robust
stimulus measures and optimism that economic revitalization
would be further spurred by COVID-19 vaccines.
Global emerging market stocks, as measured by the MSCI
Emerging Markets Index (USD), posted a +18.69% total
return for the period, despite steep pandemic-related
declines in early 2020, benefiting from improving economic
activity, stabilizing oil prices and U.S. dollar weakness.
1
In
spite of higher COVID-19 cases in some countries, emerging
market stocks rallied near the end of 2020, bolstered by
easing political uncertainty, commencement of COVID-19
vaccinations and rising commodity prices.
The 12-month period ended December 31, 2020, started
optimistically, as a phase one trade deal between the U.S.
and China appeared to bolster market sentiment, driving risk asset valuations higher in several markets across the globe.
However, conditions changed radically and rapidly by late
February, as the novel coronavirus (COVID-19) pandemic
upended economies and financial markets around the world.
Lockdown orders from governments trying to “flatten the
curve” (i.e., stem the rate of infection) ultimately brought entire countries, regions and continents to an economic
standstill in March and April. The speed and pervasiveness
of the economic shocks were unprecedented. There is
no historical comparison for the magnitude of aggregate
demand that was destroyed, nor the magnitude of job losses
in such a compressed timescale.
Risk aversion rapidly escalated to crisis levels and deepened throughout March, driving correlations to 1.0 across
multiple asset classes as investors shed risk and moved
into perceived safe havens. Credit markets experienced
substantial price volatility, with the lower-rated credit tiers bearing the brunt of the selloffs. The U.S. Federal Reserve
(Fed) responded quickly to the deepening crisis with two
emergency rate cuts in March, the second of which dropped
the federal funds target rate 100 basis points (bps) to the
zero bound that was used during the 2008 global financial
crisis (GFC). The Fed also cut reserve requirements and
encouraged financial institutions to borrow directly from the discount window.
Growing liquidity strains throughout financial markets in
March prompted the Fed to restart liquidity programs that
had been created during the GFC, such as the Commercial
Paper Funding Facility and the Primary Dealer Credit
Facility. On March 23, the Fed took its financial market
interventions beyond the scope of the GFC programs by
creating corporate lending programs, and announcing its
intentions to support lending to small- and medium-sized
businesses through the newly created Main Street Business
Lending Program. The Fed also pledged to buy unlimited
government bonds, abandoning the previous quantitative
easing (QE) targets it had announced a week earlier on
March 15. The heightened demand for U.S. dollars (USD)
around the world also led the Fed to expand its liquidity
swaps program with foreign central banks beyond the five
banks in its standing facility.
On the U.S. fiscal side, Congress passed the CARES
Act (Coronavirus Aid, Relief, and Economic Security)
on March 27, a USD$2.2 trillion fiscal relief program
designed to provide loans to businesses, income support

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and unemployment benefits to individuals, and funding
for hospitals and public health services. It was the largest economic relief bill in U.S. history.
In Europe, the European Central Bank (ECB) unveiled the
€750 billion Pandemic Emergency Purchase Programme
(PEPP) in an unscheduled mid-week announcement on
March 18. ECB President Christine Lagarde commented
that, “there are no limits to our commitment to the euro.
We are determined to use the full potential of our tools,
within our mandate.” PEPP appeared geared to support the
more vulnerable states, as the program has unprecedented
flexibility to buy a wide range of eligible securities, including
Greek and Italian sovereign debt, as well as corporate
commercial paper. The European Commission passed its
€750 billion recovery fund in July, which was largely viewed by markets as a major step towards greater fiscal solidarity across the euro area.
In the second quarter of 2020, global financial markets
rebounded from the extreme lows in March, as extraordinary
measures from central banks and governments appeared to
improve market confidence. Additionally, regional economies
began to incrementally reopen and the improving economic
data appeared to bolster optimism that the worst of the
economic shocks had passed. Risk assets rallied and
credit spreads tightened in many sectors during the second
quarter, returning to levels last seen in early March and late
February. Those trends largely extended through July and
August as strengthening economic activity and profound
policy interventions continued to fuel rallies across global financial markets through much of the summer. However,
many risk assets appeared detached from underlying
economic fundamentals due to extraordinary monetary
policies.
Risk assets eventually pulled back from their summer high
points in September 2020, as rising cases of COVID-19
appeared to concern investors, particularly as areas of
Europe and Asia returned to various mobility restrictions.
Developed market sovereign bond yields fluctuated during
the summer months, rising on reflation expectations but
dropping in September as broad risk aversion returned to
global financial markets. Additionally, economic recoveries
in many regions showed signs of levelling off in August and
September, demonstrating that the improvements in the
late spring and summer months were rebounds from the
extreme low points in March and April, not trends that could be extrapolated through upcoming quarters.
Yoshihide Suga was confirmed as the new prime minister of
Japan on September 16, following Shinzo Abe's resignation
on August 28. Abe had been prime minister since December
2012. We expected political continuity in the near term, as
Suga is an Abe loyalist who was often credited with pushing
through many of Abe’s critical domestic reforms.
In October 2020, “risk-on” sentiment initially returned to
global financial markets, with risk assets rallying during the first couple weeks of the month before broad risk aversion
sharply returned, leading to significant price adjustments in various credit sectors during the second half of the month.
Investors appeared concerned over resurgent waves of
COVID-19 cases around the world. Market sentiments
ultimately improved in November on apparent optimism over
promising vaccine trials and prospects for a potential global economic recovery in 2021. Risk assets finished the final
months of the year on broad-based rallies as initial vaccine distributions commenced.
However, market optimism in the fourth quarter ran in stark
contrast to the worsening pandemic, as COVID-19 infections
surged to record levels in areas of Europe, the U.S. and
Latin America in the waning months of the year, with a
highly contagious variant of the virus surfacing in dozens of countries. The harsh realities of a worldwide health crisis and deepening economic hardship continued to have profound
consequences for lives and livelihoods around the world.
Geographic Composition
12/31/20
% of Total
Net Assets
United States 27.2%
South Korea 9.6%
Japan 6.6%
United Kingdom 5.2%
Germany 4.9%
Mexico 4.7%
India 3.2%
China 2.4%
Brazil 2.2%
Indonesia 2.0%
Spain 2.0%
Netherlands 1.9%
Hong Kong 1.7%
Taiwan 1.6%
Argentina 1.6%
Ghana 1.6%
Luxembourg 1.4%
Ireland 1.3%
Colombia 1.1%
Other 2.5%
Short-Term Investments & Other Net Assets 15.3%

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In late December 2020, the U.S. government passed
a USD$900 billion support package that extended
unemployment benefits until mid-March 2021 and provides
one-time relief payments of USD$600 to most citizens.
Additional fiscal stimulus appeared likely with the upcoming change in the U.S. government. The Fed continued to
maintain low rates as well as its emergency support program
from March through the end of the year, continuously
reaffirming its commitment to use its “full range of tools to support the U.S. economy” at each policy meeting.
The ECB also kept monetary policy unchanged through
the end of the year, with the main refinancing operations
rate remaining at 0.0%, and the main deposit facility rate
remaining at -0.5%. The ECB increased the size of the PEPP
program to €1.85 trillion in December, after previously raising it to €1.35 trillion in June. The U.K. and the European Union also settled on final terms for post-Brexit trade agreements in the last week of the year.
The Bank of Japan (BOJ) also made no changes to its rates
policy in 2020. Overnight interest rates remained at -0.1%
and the yield target on the 10-year Japanese government
bond remained at 0.0%. In the second quarter, the BOJ
removed QE caps and quadrupled the size of its corporate
debt purchases. It also increasingly focused on ensuring
businesses had ample access to capital through various
loan programs, increasing its lending program to USD$1
trillion. However, despite the BOJ's efforts to drive inflation higher during the Abenomics era, deflationary pressures
returned, with core inflation dropping to -0.4% year-over-
year in August and falling further to -0.9% in November.
The BOJ announced in December that it had launched
a comprehensive review of its monetary framework,
scheduled to arrive in March 2021. We continued to expect
the Japanese yen to appreciate against the USD during
the period, on stable rate differentials and Japan’s strong
external balance.
Nearly every country in the world declared some form
of fiscal response to the economic crisis in 2020, with
most countries pursuing programs that went beyond the
measures they deployed during the GFC. Debt-to-GDP
(gross domestic product) ratios have risen significantly in just about every country. On the monetary front, many central
banks aggressively cut policy rates, with several indicating they intend to respond to ongoing economic adversity with
additional accommodation as needed. During the 12-month
period, Brazil cut rates by 250 bps to 2.00%, Colombia cut
rates by 250 bps to 1.75%, Mexico cut rates by 300 bps to
4.25%, Indonesia cut rates by 125 bps to 3.75%, and India
cut rates by 115 bps to 4.00%.
In global bond markets, the yield on the 10-year U.S.
Treasury (UST) note finished the period 100 bps lower,
at 0.92%, ranging from a pre-pandemic high of 1.92% on
January 1 to an all-time low of 0.51% on August 4. The yield on the 10-year German Bund finished the year 38 bps lower
at -0.57%, ranging from a pre-pandemic high of -0.19%
on January 13 to an all-time low of -0.86% on March 9,
during peak financial market shocks. Sovereign bond yields
also declined in several countries on ongoing monetary
accommodation during the year, notably including much of
Latin America and Asia, particularly Brazil, Mexico, Indonesia and India.
In currency markets, the USD initially strengthened in March on tremendous demand for U.S. dollars during the financial
market shocks, but then entered a broad-based weakening
pattern in mid-May that largely persisted through the end
of December. Many developed market and emerging
market currencies alike strengthened against the USD
over the final seven months of the year. In credit markets,
spreads widened substantially during peak financial market
volatility in February and March, but progressively tightened from April through December, with several sovereign and
corporate sectors finishing the year at pre-pandemic levels.
Investment Strategy
We search for undervalued or out-of-favor debt and equity
securities and for equity securities that offer or may offer current income. When choosing equity securities for the
Fund, we use a fundamental research, value-oriented,
long-term approach, focusing on the market price of a
security relative to our evaluation of the company’s long-
term earnings, asset value and cash flow potential, as
reflected by various metrics. Because this is a global fund, we analyze global economic trends to identify global macro
trends (for example, regions with strong economic growth),
and evaluate market inefficiencies to identify investment
opportunities stemming from market mispricings.
When choosing fixed income investments for the Fund, we
perform an independent analysis of the securities being
considered for the Fund’s portfolio, rather than relying
principally on their ratings assigned by rating agencies, as well as an assessment of the potential impacts of material
environmental, social and governance (ESG) factors on
the long-term risk and return profile of a country. In our
analysis of corporate debt securities, we consider a variety of factors, including a company’s experience and managerial
strength; responsiveness to changes in interest rates and
business conditions; debt maturity schedules and borrowing
requirements; a company’s changing financial condition and
market recognition of the change; and a security’s relative

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value based on such factors as anticipated cash flow,
interest or dividend coverage, asset coverage and earnings
prospects. With respect to sovereign debt securities, we
consider market, political and economic conditions, and
evaluate interest and currency exchange rate changes
and credit risks. We regularly enter into currency-related
transactions involving certain derivative instruments,
including currency and cross currency forwards, but we
may also use other derivative instruments, to provide a
hedge against risks associated with other securities held in the Fund or to implement a currency investment strategy.
The use of these derivative transactions may allow the
Fund to obtain net long or net short exposures to selected
currencies, interest rates, countries, durations or credit risks, and may be used for hedging or investment purposes.
Manager’s Discussion
We continued to allocate in favor of equities during the
period as we sought to take advantage of valuation
opportunities within emerging market equities. Within
fixed income, we sought to take advantage of valuation
opportunities in emerging market countries with favorable
growth prospects, low indebtedness and higher reserves.
Equity
Despite a rally in the fourth quarter, international value
stocks dramatically underperformed international growth
stocks in 2020. In this environment, the equity portion
underperformed the equity benchmark for the period,
primarily due to stock selection and an overweighting in
the financials sector, stock selection in the communication
services sector, and stock selection and an underweighting
in the information technology (IT) sector.
Citigroup, one of the largest and most internationally
exposed U.S. banks, was the most significant relative
detractor in the financials sector. We liquidated our position in the bank after an unexpected Fed consent order over a
shortfall in internal controls, which prompted an unexpected chief executive officer (CEO) change. We believe the new
CEO is likely to take a fresh look at strategic options and
spend whatever is necessary to meet the satisfaction of
regulators. Indeed, the chief financial officer has already
announced significant new expenses in 2021. In our
view, the risks and uncertainty have increased for a bank
operating in a sector where uncertainty is already high.
In the communication services sector, Luxembourg-based
satellite operator SES detracted from relative performance.
The company reported weaker-than-expected fourth-quarter
2019 results and lowered 2020 fiscal year revenue and
earnings guidance due to lower-than-expected revenue
growth in its video business and slowing growth in its
networks business. Management also substantially cut the
dividend, citing the need to protect its investment-grade
debt rating. We exited the position during the period to
invest in what we viewed to be more compellingly valued
opportunities.
In IT, relative returns were hurt primarily by our avoidance of what we viewed as expensive momentum stocks. The
internet platform and consumer companies that have been
leading the market are major beneficiaries of the “stay-
at-home” economy and have been performing extremely
well in a low interest rate, growth-starved environment. At
Templeton, our goal is to buy high-quality companies at the
right price because the risk/reward balance is asymmetric.
Relatively low share price creates a margin of safety on the downside, while scope for fundamental improvement and
multiple expansion increases upside potential. However,
our focus on buying what we assess as future winners at
reasonable prices has been out of favor in a market willing
to pay ever higher prices for established leaders. As a
result, performance continued to be pressured more by what
we don’t own (the so-called FAANG stocks—Facebook,
Amazon, Apple, Netflix, Google—and their international
counterparts) than what we do.
In contrast, stock selection and overweightings in the
materials and industrials sectors contributed to relative
performance, as did stock selection and an underweighting
in the consumer staples sector.
In materials, Freeport-McMoRan contributed to relative
results. Shares of the U.S. miner—the world’s largest
copper producer and a major producer of gold—rallied over
the summer as copper prices rose to the highest level in
over two years and gold hit an all-time nominal high. The
firm recently announced a well-received austerity plan to
help weather this period of uncertainty, including capital
expenditure reduction, executive pay cuts and a suspension
Top Five Equity Holdings
12/31/20
Company
Industry , Country
% of Total
Net Assets
a a
Samsung Electronics Co. Ltd. 1.7%
Technology Hardware, Storage & Peripherals ,
South Korea
Berkshire Hathaway, Inc. 1.7%
Diversified Financial Services , United States
Comcast Corp. 1.7%
Media , United States
Taiwan Semiconductor Manufacturing Co. Ltd. 1.6%
Semiconductors & Semiconductor Equipment ,
Taiwan
AIA Group Ltd. 1.6%
Insurance , Hong Kong

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of the dividend. We have maintained healthy exposure to the stock given relatively tight supply fundamentals in the copper industry and above-average production growth prospects at
the firm’s world-class mines.
United Parcel Service (UPS), one of the world’s largest
freight delivery service companies, was a significant relative contributor in the industrials sector. After numerous years
of consolidation and automation investment, the industry
has become more rational, focusing on prioritizing more
profitable goods and services. The combination of this
industry discipline, higher domestic e-commerce volumes
and tighter capacity has resulted in better-than-expected
margin realization and returns. The market responded
enthusiastically to earnings momentum, leading to positive
earnings revisions and multiple expansion during 2020’s third quarter. Management changes, higher cash generation and
shifts in capital allocation have also fueled outperformance.
Regionally, overweightings and stock selection in the U.K.
and Japan detracted significantly from relative performance, as did an underweighting and stock selection in the U.S.
Conversely, a lack of exposure to Latin America contributed
to results.
It is important to recognize the effect of currency movements on the Fund’s performance. In general, if the value of the
U.S. dollar goes up compared with a foreign currency, an
investment traded in that foreign currency will go down in
value because it will be worth fewer U.S. dollars. This can
have a negative effect on Fund performance. Conversely,
when the U.S. dollar weakens in relation to a foreign
currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance.
For the 12 months ended December 31, 2020, the U.S.
dollar rose in value relative to many currencies in which
the Fund’s equity investments were traded. As a result, the
Fund’s performance was negatively affected by the equity
portfolio’s substantial investment in securities with non-U.S.
currency exposure.
Looking ahead, while we are encouraged by recent
vaccine developments and generally optimistic about their
implications, much of the good news seems discounted
by expensive valuations. Low interest rates may justify
high valuations, but if the combination of stimulus and
vaccination succeeds in reflating the global economy, rates
should move higher, at least in nominal terms. Governments
burdened by debts they can never pay back cannot afford
to let interest costs spike, leading us to expect continued
state intervention into financial markets and the economy,
with all the distortions that implies for pricing signals. The era of free markets and liberal democracy as we once
knew it is likely over, in our view. The modern policy goal
of engineering a permanent recovery will prove impossible.
Yet, even if it were not, the question remains: recovery to
what? What are sustainable levels of demand in an economy
buffeted by the major structural forces of deglobalization,
ageing demographics, accelerating technology adoption
and permanent government intervention? We expect the
push and pull between inflationary and deflationary forces to accelerate, cycles to compress and growth to be harder to
come by. That certainly didn’t seem to be the case in 2020,
when policymakers papered over a global catastrophe and
managed to keep the party going. The frenzy was evident
not just in valuations, but also in the amount of capital
raised by blank-check firms and oversubscribed initial public offerings, as well as the sudden retail rush into the stock
market. Improved political clarity, continued stimulus and
herd immunity may become logical justifications for more
of the same in 2021. Or it may simply be a “buy the rumor,
sell the news” event. Either way, it can’t go on forever, but nor can we sit on the sidelines and wait for it to end. Our
continued efforts toward diversifying and upgrading the
quality of the portfolio are intended to help us succeed in the challenging environment ahead. After all, uncertainty can be favorable for active investment managers with a long-term
horizon and global opportunity set. We are applying all our
energies and talents to uncovering what we view as the best
ideas in this environment and getting them into a sensible
and balanced portfolio suitable for a future of increasing
adversity and complexity.
Fixed Income
The strategy was structured around four key pillars during
much of the reporting period: (1) maintaining high liquidity through elevated cash balances and risk-adjusted position
weights; (2) holding long exposures to perceived safe-haven
assets such as the Japanese yen, Swiss franc, Norwegian
krone and Swedish krona; (3) targeting appropriate risk-
adjusted returns in a select subset of emerging markets;
and (4) underweighting overvalued developed fixed income
markets, notably longer-term USTs. The strategy continued
to emphasize select duration exposures in countries that
have attractive risk-adjusted yields, resilient economic
fundamentals and prudent fiscal and monetary policies.
Several emerging markets continued to offer significantly
higher yields than those available in the developed markets.
The strategy entered the reporting period in a de-risked state as the investment team saw elevated global financial market
risks that it believed were significantly underappreciated
by markets. While the team was not explicitly anticipating
the COVID-19 crisis, it was concerned that overvalued
risk assets were vulnerable to a geopolitical, economic or
financial market shock. The team adjusted the risk-sizing

Templeton Global Balanced Fund

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Annual Report
of various positions and hedged (using currency forwards)
a substantial amount of local-currency emerging market
beta risk through proxy hedges (net-negative Australian
dollar) and direct hedges (Indian rupee, South Korean
won, Mexican peso and Brazilian real). The strategy held
a net-negative position in the euro as the team expected
fundamental weakening in the currency due to structural
and political risks in the eurozone, along with headwinds to growth and reflation efforts across Europe.
The strategy remained significantly underweighted in
developed market duration, preferring to hold short- to
intermediate-term USTs, while holding no exposure
to the long end of the curve. The strategy exited its
negative duration exposure to USTs in the first quarter.
The strategy held no duration exposure in the eurozone,
and instead focused on higher-yielding local-currency
bonds in specific emerging markets, such as Brazil,
Mexico, Colombia, Indonesia, India and Ghana. The team
also continued to broadly avoid credit sectors, which it
believed were overvalued leading up to the crisis and
increasingly vulnerable to insolvencies as the economic
crisis progressed. During the period, the team used forward
currency exchange contracts to actively manage currencies,
and used interest-rate swaps to tactically manage duration
exposures.
During the period, the fixed income portion’s negative
absolute performance was primarily due to currency
positions. Interest-rate strategies contributed to absolute
results, while overall credit exposures had a largely neutral effect. Among currencies, positions in Latin America (the
Brazilian real and Argentine peso) and Asia ex-Japan
(Indonesian rupiah) detracted from absolute performance.
The Fund’s net-negative positions in the Australian dollar
and the euro also detracted from absolute results. However,
the Fund’s net-positive positions in the Japanese yen and
the Swiss franc contributed to absolute performance, as did
positions in northern European currencies (the Norwegian
krone and Swedish krona). The Fund maintained a defensive
approach regarding interest rates in developed markets,
while holding duration exposures in select emerging
markets. Select duration exposures in Latin America
(Argentina and Mexico), Asia ex-Japan (India and Indonesia)
and Africa (Ghana) contributed to absolute results, while
negative duration exposure to USTs during the first quarter
detracted.
*Does not include cash and cash equivalents.
On a relative basis, the fixed income portion underperformed the fixed income benchmark due to currency positions,
followed by interest-rate strategies and overall credit
exposures. Among currencies, overweighted positions in
Latin America (the Brazilian real and Argentine peso) and
Asia ex-Japan (Indonesian rupiah) detracted from relative
performance. The Fund’s underweighted positions in the
euro and the Australian dollar also detracted from relative
results. However, overweighted positions in northern
European currencies (the Norwegian krone and Swedish
krona) contributed to relative performance, as did the
Fund’s overweighted positions in the Japanese yen and the
Swiss franc. The Fund maintained a defensive approach
regarding interest rates in developed markets, while
holding duration exposures in select emerging markets.
Underweighted duration exposure in the U.S. detracted from
relative performance, as did select underweighted duration
exposures in Europe. However, select overweighted duration
exposures in Latin America (Argentina and Mexico), Asia ex-
Japan (India and Indonesia) and Africa (Ghana) contributed
to relative results. Among credit exposures, underweighted
exposure to corporate bonds detracted from relative return.
Michael Hasenstab, Ph.D.
Co-Lead Portfolio Manager
Warren Pustam, CFA
Co-Lead Portfolio Manager
Herbert J. Arnett, Jr.
Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2020 , the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The
Top Five Fixed Income Holdings
*
12/31/20
Issuer
% of Total
Net Assets
a a
Republic of Korea 7.9%
Government of Mexico 4.7%
U.S. Treasury Notes 3.3%
Federative Republic of Brazil 2.2%
Republic of India 2.0%
CFA
®
is a trademark owned by CFA Institute.

Templeton Global Balanced Fund

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Annual Report
information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of December 31, 2020
Templeton Global Balanced Fund

franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/20
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com .
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year +1.49% -4.24%
5-Year +16.50% +1.95%
10-Year +47.47% +3.39%
Advisor
1-Year +1.75% +1.75%
5-Year +17.90% +3.35%
10-Year +51.38% +4.23%
See page P ublishingCrossReference for 13

Templeton Global Balanced Fund
Performance Summary

franklintempleton.com
Annual Report
See page 13 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class A
(1/1/11– 12/31/20 )
Advisor Class
(1/1/11– 12/31/20 )

Templeton Global Balanced Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments; investments in emerging markets involve heightened risks related to the same factors. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline.
The risks associated with higher yielding, lower rated debt securities include higher risk of default and loss of principal. The markets for a particular security or instrument or type of security or instrument are or may become relatively illiquid. Reduced liquidity will have an adverse impact on the security’s value and on the Fund’s ability to sell such securities or instruments when necessary to meet the Fund’s liquidity needs or in response to a specific market event. The Fund’s investment in derivative securities, such as swaps, financial futures and option contracts, and use of foreign currency techniques involve special risks as such may not achieve the anticipated benefits and/or may result in losses to the Fund. Unexpected events and their aftermaths, such as the spread of deadly diseases;
natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has a fee waiver associated with any investment it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 4/30/21. Fund investment results reflect the fee waiver; without this waiver, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Source: Morningstar. The MSCI ACWI is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets. The Bloomberg Barclays Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global Aggregate Index and the Global High Yield Index and captures investment-grade and high yield securities in all eligible currencies.
6. Source: FactSet. The Fund’s blended benchmark was calculated internally and rebalanced monthly and was composed of 50% for the MSCI ACWI and 50% for the
Bloomberg Barclays Multiverse Index.
7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Consolidated Financial Highlights
sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/20–12/31/20)
Share Class
Net Investment
Income
A $0.0536
A1 $0.0536
C $0.0333
C1 $0.0418
R $0.0495
R6 $0.0631
Advisor $0.0601
Total Annual Operating Expenses
7
Share Class
With Fee
Waiver
Without Fee
Waiver
A 1.22% 1.25%
Advisor 0.97% 1.00%

Your Fund’s Expenses
Templeton Global Balanced Fund

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Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/20
Ending
Account
Value 12/31/20
Expenses
Paid During
Period
7/1/20–12/31/20
1,2
Ending
Account
Value 12/31/20
Expenses
Paid During
Period
7/1/20–12/31/20
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,156.14 $6.93 $1,018.71 $6.48 1.28%
A1 $1,000 $1,160.23 $6.94 $1,018.72 $6.48 1.28%
C $1,000 $1,156.96 $10.97 $1,014.97 $10.25 2.02%
C1 $1,000 $1,157.58 $9.10 $1,016.70 $8.51 1.68%
R $1,000 $1,158.76 $7.68 $1,018.03 $7.18 1.41%
R6 $1,000 $1,162.30 $4.99 $1,020.52 $4.66 0.92%
Advisor $1,000 $1,161.01 $5.58 $1,019.98 $5.21 1.03%

Templeton Global Investment Trust
Consolidated Financial Highlights
Templeton Global Balanced Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2016
a
Year Ended
March 31, 2016 2020 2019 2018 2017
Class A
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $2.84 $2.77 $3.17 $2.91 $2.72 $3.13
Income from investment operations
b
:
Net investment income
c
............. 0.07 0.11 0.10 0.09 0.07 0.08
Net realized and unrealized gains (losses) (0.04) 0.08 (0.38) 0.25 0.15 (0.32)
Total from investment operations ........ 0.03 0.19 (0.28) 0.34 0.22 (0.24)
Less distributions from:
Net investment income .............. (0.05) (0.12) (0.12) (0.08) (0.03) (0.09)
Net realized gains ................. — — — — — (0.08)
Total distributions ................... (0.05) (0.12) (0.12) (0.08) (0.03) (0.17)
Net asset value, end of year ........... $2.82 $2.84 $2.77 $3.17 $2.91 $2.72
Total return
d
....................... 1.49% 6.96% (9.44)% 12.18% 7.97% (7.74)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.30% 1.22% 1.19% 1.17% 1.16% 1.11%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.26% 1.19% 1.16% 1.14% 1.15% 1.10%
Net investment income ............... 2.85% 3.81% 3.17% 2.82% 3.28% 2.55%
Supplemental data
Net assets, end of year (000’s) ......... $354,879 $465,915 $557,604 $745,957 $780,810 $987,949
Portfolio turnover rate ................ 74.03% 26.62% 45.92% 34.25% 16.66% 44.25%
a
For the period April 1, 2016 to December 31, 2016.
b
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton Global Investment Trust
Consolidated Financial Highlights
Templeton Global Balanced Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2016
a
Year Ended
March 31, 2016 2020 2019 2018 2017
Class A1
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $2.84 $2.77 $3.18 $2.91 $2.72 $3.13
Income from investment operations
b
:
Net investment income
c
............. 0.07 0.11 0.10 0.09 0.07 0.08
Net realized and unrealized gains (losses) (0.03) 0.08 (0.39) 0.26 0.15 (0.32)
Total from investment operations ........ 0.04 0.19 (0.29) 0.35 0.22 (0.24)
Less distributions from:
Net investment income .............. (0.05) (0.12) (0.12) (0.08) (0.03) (0.09)
Net realized gains ................. — — — — — (0.08)
Total distributions ................... (0.05) (0.12) (0.12) (0.08) (0.03) (0.17)
Net asset value, end of year ........... $2.83 $2.84 $2.77 $3.18 $2.91 $2.72
Total return
d
....................... 1.49% 7.33% (9.45)% 12.18% 7.97% (7.76)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.30% 1.22% 1.19% 1.17% 1.16% 1.11%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.26% 1.19% 1.16% 1.14% 1.15% 1.10%
Net investment income ............... 2.86% 3.81% 3.17% 2.82% 3.28% 2.55%
Supplemental data
Net assets, end of year (000’s) ......... $198,816 $252,990 $285,358 $293,488 $319,161 $370,212
Portfolio turnover rate ................ 74.03% 26.62% 45.92% 34.25% 16.66% 44.25%
a
For the period April 1, 2016 to December 31, 2016.
b
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton Global Investment Trust
Consolidated Financial Highlights
Templeton Global Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2016
a
Year Ended
March 31, 2016 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $2.82 $2.75 $3.16 $2.90 $2.70 $3.12
Income from investment operations
b
:
Net investment income
c
............. 0.05 0.09 0.08 0.06 0.05 0.05
Net realized and unrealized gains (losses) (0.03) 0.08 (0.40) 0.26 0.16 (0.31)
Total from investment operations ........ 0.02 0.17 (0.32) 0.32 0.21 (0.26)
Less distributions from:
Net investment income .............. (0.03) (0.10) (0.09) (0.06) (0.01) (0.08)
Net realized gains ................. — — — — — (0.08)
Total distributions ................... (0.03) (0.10) (0.09) (0.06) (0.01) (0.16)
Net asset value, end of year ........... $2.81 $2.82 $2.75 $3.16 $2.90 $2.70
Total return
d
....................... 0.68% 6.55% (10.23)% 11.03% 7.74% (8.68)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 2.04% 1.97% 1.94% 1.92% 1.89% 1.86%
Expenses net of waiver and payments by
affiliates
f
.......................... 2.00% 1.94% 1.91% 1.89% 1.88% 1.85%
Net investment income ............... 2.02% 3.06% 2.42% 2.07% 2.55% 1.80%
Supplemental data
Net assets, end of year (000’s) ......... $83,658 $139,231 $203,587 $317,374 $340,265 $464,899
Portfolio turnover rate ................ 74.03% 26.62% 45.92% 34.25% 16.66% 44.25%
a
For the period April 1, 2016 to December 31, 2016.
b
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton Global Investment Trust
Consolidated Financial Highlights
Templeton Global Balanced Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2016
a
Year Ended
March 31, 2016 2020 2019 2018 2017
Class C1
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $2.84 $2.77 $3.17 $2.91 $2.72 $3.13
Income from investment operations
b
:
Net investment income
c
............. 0.06 0.10 0.09 0.08 0.06 0.06
Net realized and unrealized gains (losses) (0.03) 0.08 (0.39) 0.25 0.15 (0.31)
Total from investment operations ........ 0.03 0.18 (0.30) 0.33 0.21 (0.25)
Less distributions from:
Net investment income .............. (0.04) (0.11) (0.10) (0.07) (0.02) (0.08)
Net realized gains ................. — — — — — (0.08)
Total distributions ................... (0.04) (0.11) (0.10) (0.07) (0.02) (0.16)
Net asset value, end of year ........... $2.83 $2.84 $2.77 $3.17 $2.91 $2.72
Total return
d
....................... 1.01% 6.82% (9.88)% 11.71% 7.62% (8.07)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.70% 1.62% 1.59% 1.57% 1.56% 1.51%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.66% 1.59% 1.56% 1.54% 1.55% 1.50%
Net investment income ............... 2.32% 3.41% 2.77% 2.42% 2.88% 2.15%
Supplemental data
Net assets, end of year (000’s) ......... $13,050 $27,765 $62,418 $173,079 $202,929 $233,840
Portfolio turnover rate ................ 74.03% 26.62% 45.92% 34.25% 16.66% 44.25%
a
For the period April 1, 2016 to December 31, 2016.
b
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton Global Investment Trust
Consolidated Financial Highlights
Templeton Global Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2016
a
Year Ended
March 31, 2016 2020 2019 2018 2017
Class R
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $2.85 $2.78 $3.18 $2.92 $2.72 $3.14
Income from investment operations
b
:
Net investment income
c
............. 0.07 0.10 0.09 0.08 0.06 0.07
Net realized and unrealized gains (losses) (0.03) 0.08 (0.38) 0.25 0.16 (0.32)
Total from investment operations ........ 0.04 0.18 (0.29) 0.33 0.22 (0.25)
Less distributions from:
Net investment income .............. (0.05) (0.11) (0.11) (0.07) (0.02) (0.09)
Net realized gains ................. — — — — — (0.08)
Total distributions ................... (0.05) (0.11) (0.11) (0.07) (0.02) (0.17)
Net asset value, end of year ........... $2.84 $2.85 $2.78 $3.18 $2.92 $2.72
Total return
d
....................... 1.68% 6.66% (9.67)% 11.84% 8.11% 8.24%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.43% 1.47% 1.44% 1.42% 1.41% 1.36%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.40% 1.44% 1.41% 1.39% 1.40% 1.35%
Net investment income ............... 2.63% 3.56% 2.92% 2.57% 3.03% 2.30%
Supplemental data
Net assets, end of year (000’s) ......... $1,591 $2,348 $2,778 $4,944 $5,487 $6,498
Portfolio turnover rate ................ 74.03% 26.62% 45.92% 34.25% 16.66% 44.25%
a
For the period April 1, 2016 to December 31, 2016.
b
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton Global Investment Trust
Consolidated Financial Highlights
Templeton Global Balanced Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2016
a
Year Ended
March 31, 2016 2020 2019 2018 2017
Class R6
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $2.85 $2.78 $3.18 $2.92 $2.73 $3.14
Income from investment operations
b
:
Net investment income
c
............. 0.08 0.12 0.11 0.09 0.08 0.08
Net realized and unrealized gains (losses) (0.04) 0.08 (0.38) 0.26 0.15 (0.31)
Total from investment operations ........ 0.04 0.20 (0.27) 0.35 0.23 (0.23)
Less distributions from:
Net investment income .............. (0.06) (0.13) (0.13) (0.09) (0.04) (0.10)
Net realized gains ................. — — — — — (0.08)
Total distributions ................... (0.06) (0.13) (0.13) (0.09) (0.04) (0.18)
Net asset value, end of year ........... $2.83 $2.85 $2.78 $3.18 $2.92 $2.73
Total return
d
....................... 1.87% 7.32% (9.09)% 12.56% 8.35% (7.44)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.99% 0.92% 0.89% 0.84% 0.81% 0.81%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.90% 0.84% 0.82% 0.77% 0.79% 0.75%
Net investment income ............... 3.18% 4.16% 3.51% 3.19% 3.64% 2.90%
Supplemental data
Net assets, end of year (000’s) ......... $4,624 $6,080 $7,933 $11,254 $752 $1,089
Portfolio turnover rate ................ 74.03% 26.62% 45.92% 34.25% 16.66% 44.25%
a
For the period April 1, 2016 to December 31, 2016.
b
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton Global Investment Trust
Consolidated Financial Highlights
Templeton Global Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2016
a
Year Ended
March 31, 2016 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $2.85 $2.78 $3.19 $2.92 $2.73 $3.14
Income from investment operations
b
:
Net investment income
c
............. 0.08 0.12 0.11 0.10 0.08 0.08
Net realized and unrealized gains (losses) (0.03) 0.08 (0.39) 0.26 0.14 (0.31)
Total from investment operations ........ 0.05 0.20 (0.28) 0.36 0.22 (0.23)
Less distributions from:
Net investment income .............. (0.06) (0.13) (0.13) (0.09) (0.03) (0.10)
Net realized gains ................. — — — — — (0.08)
Total distributions ................... (0.06) (0.13) (0.13) (0.09) (0.03) (0.18)
Net asset value, end of year ........... $2.84 $2.85 $2.78 $3.19 $2.92 $2.73
Total return
d
....................... 1.75% 7.57% (9.19)% 12.42% 8.22% (7.52)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.04% 0.97% 0.94% 0.92% 0.91% 0.86%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.00% 0.94% 0.91% 0.89% 0.90% 0.85%
Net investment income ............... 3.00% 4.06% 3.42% 3.07% 3.53% 2.80%
Supplemental data
Net assets, end of year (000’s) ......... $77,426 $141,277 $207,346 $246,044 $212,161 $299,226
Portfolio turnover rate ................ 74.03% 26.62% 45.92% 34.25% 16.66% 44.25%
a
For the period April 1, 2016 to December 31, 2016.
b
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton Global Investment Trust
Consolidated Statement of Investments, December 31, 2020
Templeton Global Balanced Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

.
a a Industry Shares a Value
a
Common Stocks 57.3%
Belgium 0.1%
a
Galapagos NV .................. Biotechnology 9,627 $ 952,865
a
China 2.4%
a
Alibaba Group Holding Ltd. ......... Internet & Direct Marketing Retail 347,400 10,103,966
a,b
Xiabuxiabu Catering Management China
Holdings Co. Ltd., 144A, Reg S .... Hotels, Restaurants & Leisure 3,194,500 7,300,194
17,404,160
Denmark 0.9%
AP Moller - Maersk A/S, B .......... Marine 2,818 6,271,276
France 0.5%
a
Dassault Aviation SA .............. Aerospace & Defense 3,726 4,057,496
a
Germany 4.9%
Bayer AG ...................... Pharmaceuticals 130,029 7,660,478
Bayerische Motoren Werke AG ...... Automobiles 65,406 5,772,747
E.ON SE ....................... Multi-Utilities 381,804 4,227,981
Fresenius Medical Care AG & Co. KGaA Health Care Providers & Services 57,265 4,775,374
a,b
Just Eat Takeaway.com NV, 144A, Reg
S ........................... Internet & Direct Marketing Retail 80,234 9,046,992
Siemens AG .................... Industrial Conglomerates 30,551 4,400,944
35,884,516
Hong Kong 1.7%
AIA Group Ltd. .................. Insurance 939,200 11,445,206
Value Partners Group Ltd. .......... Capital Markets 2,180,000 1,149,344
12,594,550
India 1.2%
Housing Development Finance Corp.
Ltd. ......................... Thrifts & Mortgage Finance 262,257 9,190,065
Ireland 1.3%
a
Ryanair Holdings plc, ADR ......... Airlines 85,300 9,381,294
a
Japan 6.6%
Hitachi Ltd. ..................... Electronic Equipment, Instruments &
Components 220,100 8,687,196
Hosokawa Micron Corp. ........... Machinery 27,000 1,664,137
a
Japan Airlines Co. Ltd. ............ Airlines 119,600 2,306,404
Komatsu Ltd. ................... Machinery 87,200 2,406,571
Nippon Television Holdings, Inc. ..... Media 371,700 4,052,218
Seria Co. Ltd. ................... Multiline Retail 177,000 6,497,733
Sony Corp. ..................... Household Durables 27,500 2,771,122
Sumitomo Metal Mining Co. Ltd. ..... Metals & Mining 103,090 4,585,546
Takeda Pharmaceutical Co. Ltd. ..... Pharmaceuticals 124,900 4,520,053
TBS Holdings, Inc. ............... Media 261,600 4,600,940
Toyota Industries Corp. ............ Auto Components 85,000 6,753,345
48,845,265
Luxembourg 1.4%
a
ArcelorMittal SA ................. Metals & Mining 445,744 10,194,562
a
Netherlands 1.9%
NN Group NV ................... Insurance 115,313 4,985,212
NXP Semiconductors NV .......... Semiconductors & Semiconductor Equipment 54,990 8,743,960
13,729,172

Templeton Global Investment Trust
Consolidated Statement of Investments
Templeton Global Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a Industry Shares a Value
a
Common Stocks
(continued)
South Africa 0.0%
a,c,d
K2016470219 South Africa Ltd., A .... Multiline Retail 32,900,733 $ —
a,c,d
K2016470219 South Africa Ltd., B .... Multiline Retail 4,646,498 —
—
South Korea 1.7%
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 167,820 12,513,097
Spain 2.0%
Amadeus IT Group SA ............ IT Services 110,941 8,189,696
b
Befesa SA, 144A, Reg S ........... Commercial Services & Supplies 98,674 6,223,973
14,413,669
Taiwan 1.6%
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 631,300 11,939,626
United Kingdom 5.2%
Compass Group plc .............. Hotels, Restaurants & Leisure 262,704 4,900,145
Diageo plc ..................... Beverages 99,131 3,922,778
Imperial Brands plc ............... Tobacco 380,649 7,984,538
a
Informa plc ..................... Media 696,615 5,209,226
Persimmon plc .................. Household Durables 114,629 4,326,735
Prudential plc ................... Insurance 245,381 4,512,388
a
Travis Perkins plc ................ Trading Companies & Distributors 383,857 7,067,598
37,923,408
United States 23.9%
American Express Co. ............ Consumer Finance 44,900 5,428,859
a
Berkshire Hathaway, Inc., B ......... Diversified Financial Services 54,200 12,567,354
a
Booking Holdings, Inc. ............ Internet & Direct Marketing Retail 3,650 8,129,535
Comcast Corp., A ................ Media 242,524 12,708,258
a
Dollar Tree, Inc. ................. Multiline Retail 106,000 11,452,240
a
EPAM Systems, Inc. .............. IT Services 25,754 9,228,946
a
F5 Networks, Inc. ................ Communications Equipment 56,700 9,975,798
a
Facebook, Inc., A ................ Interactive Media & Services 32,900 8,986,964
Freeport-McMoRan, Inc. ........... Metals & Mining 351,300 9,140,826
HCA Healthcare, Inc. .............. Health Care Providers & Services 34,700 5,706,762
Kroger Co. (The) ................. Food & Staples Retailing 127,300 4,043,048
a
Laboratory Corp. of America Holdings . Health Care Providers & Services 10,300 2,096,565
a
LivaNova plc .................... Health Care Equipment & Supplies 97,500 6,455,475
Marathon Petroleum Corp. ......... Oil, Gas & Consumable Fuels 115,100 4,760,536
Medtronic plc ................... Health Care Equipment & Supplies 50,800 5,950,712
Oracle Corp. .................... Software 16,610 1,074,501
Southwest Airlines Co. ............ Airlines 117,600 5,481,336
United Parcel Service, Inc., B ....... Air Freight & Logistics 44,200 7,443,280
UnitedHealth Group, Inc. ........... Health Care Providers & Services 25,710 9,015,983
Visa, Inc., A ..................... IT Services 39,100 8,552,343
a
Walt Disney Co. (The) ............. Entertainment 59,300 10,743,974
Westinghouse Air Brake Technologies
Corp. ........................ Machinery 68,600 5,021,520
a
Zendesk, Inc. ................... Software 78,718 11,266,120
175,230,935
Total Common Stocks (Cost $311,741,548) .....................................
420,525,956

Templeton Global Investment Trust
Consolidated Statement of Investments
Templeton Global Balanced Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Corporate Bonds 0.0%
†
South Africa 0.0%
†
b,c,e
K2016470219 South Africa Ltd. ,
Senior Secured Note, 144A, PIK, 3%,
12/31/22 ..................... Multiline Retail 2,686,371 $ —
Senior Secured Note, 144A, PIK, 8%,
12/31/22 ..................... Multiline Retail 2,504,000 EUR 3,144
b,c,e
K2016470260 South Africa Ltd., Senior
Secured Note, 144A, PIK, 25%,
12/31/22 ..................... Multiline Retail 1,251,881 5,487
8,631
Total Corporate Bonds (Cost $4,132,491) .......................................
8,631
Foreign Government and Agency Securities 24.1%
Argentina 1.6%
f,g
Argentina BONCER ,
Index Linked, 1.1%, 4/17/21 ....... 85,827,606 ARS 598,578
Index Linked, 1%, 8/05/21 ........ 48,350,962 ARS 340,187
Index Linked, 1.2%, 3/18/22 ....... 558,397,798 ARS 3,908,864
Index Linked, 1.3%, 9/20/22 ....... 4,064,340 ARS 27,164
Index Linked, 1.4%, 3/25/23 ....... 296,917,443 ARS 1,939,701
Index Linked, 1.5%, 3/25/24 ....... 296,917,454 ARS 1,774,876
g,h
Argentina Bonos del Tesoro Nacional en
Pesos Badlar, FRN, 31.641%, (ARS
BADLAR + 2%), 4/03/22 ......... 37,519,000 ARS 242,307
g
Argentina Government Bond ,
18.2%, 10/03/21 ................ 193,279,000 ARS 1,115,049
16%, 10/17/23 ................. 298,989,000 ARS 953,410
15.5%, 10/17/26 ................ 243,952,000 ARS 567,334
11,467,470
Brazil 2.2%
Brazil Notas do Tesouro Nacional, 10%,
1/01/21 ...................... 84,037,000 BRL 16,191,194
Colombia 1.1%
Colombia Government Bond ,
Senior Bond, 7.75%, 4/14/21 ...... 689,000,000 COP 204,204
Senior Bond, 4.375%, 3/21/23 ..... 52,000,000 COP 15,531
Senior Bond, 9.85%, 6/28/27 ...... 83,000,000 COP 31,662
Colombia Titulos de Tesoreria ,
B, 7%, 5/04/22 ................. 1,382,200,000 COP 429,157
B, 10%, 7/24/24 ................ 1,738,000,000 COP 616,987
B, 7.5%, 8/26/26 ............... 19,829,000,000 COP 6,695,291
7,992,832
Ecuador 0.6%
b
Ecuador Government Bond ,
Senior Note, 144A, 0.5%, 7/31/30 .. 2,174,000 1,399,512
Senior Bond, 144A, 0.5%, 7/31/35 .. 5,283,000 2,885,839
Senior Bond, 144A, 0.5%, 7/31/40 .. 75,000 38,438
4,323,789
El Salvador 0.0%
†
b
El Salvador Government Bond, Senior
Bond, 144A, 7.65%, 6/15/35 ....... 100,000 95,250

Templeton Global Investment Trust
Consolidated Statement of Investments
Templeton Global Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Ghana 1.6%
Ghana Government Bond ,
24.75%, 3/01/21 ................ 110,000 GHS $ 19,094
16.5%, 3/22/21 ................ 50,000 GHS 8,580
24.5%, 6/21/21 ................ 600,000 GHS 106,096
24.75%, 7/19/21 ................ 6,550,000 GHS 1,161,028
18.75%, 1/24/22 ................ 4,265,000 GHS 732,639
18.25%, 7/25/22 ................ 7,580,000 GHS 1,296,328
19.75%, 3/25/24 ................ 6,470,000 GHS 1,109,364
19%, 11/02/26 ................. 25,220,000 GHS 4,087,594
19.75%, 3/15/32 ................ 18,450,000 GHS 2,932,807
11,453,530
India 2.0%
India Government Bond ,
7.16%, 5/20/23 ................ 83,000,000 INR 1,212,861
Senior Note, 5.22%, 6/15/25 ...... 93,000,000 INR 1,284,142
7.59%, 1/11/26 ................. 509,200,000 INR 7,700,755
7.27%, 4/08/26 ................ 280,500,000 INR 4,200,908
14,398,666
Indonesia 2.0%
Indonesia Government Bond ,
FR35, Senior Bond, 12.9%, 6/15/22 . 10,168,000,000 IDR 818,775
FR43, 10.25%, 7/15/22 .......... 154,000,000 IDR 12,014
FR63, 5.625%, 5/15/23 .......... 2,150,000,000 IDR 158,205
FR46, 9.5%, 7/15/23 ............ 73,000,000,000 IDR 5,819,176
FR39, 11.75%, 8/15/23 .......... 1,616,000,000 IDR 134,901
FR70, 8.375%, 3/15/24 .......... 84,648,000,000 IDR 6,637,544
FR81, 6.5%, 6/15/25 ............ 19,036,000,000 IDR 1,429,597
15,010,212
Mexico 4.7%
Mexican Bonos Desarr Fixed Rate ,
M, 6.5%, 6/10/21 ............... 222,870,000 MXN 11,303,871
M, Senior Note, 7.25%, 12/09/21 ... 201,290,000 MXN 10,392,322
M, 6.5%, 6/09/22 ............... 196,230,000 MXN 10,163,553
M, Senior Bond, 8%, 12/07/23 ..... 32,730,000 MXN 1,807,821
M 20, 10%, 12/05/24 ............ 8,530,000 MXN 513,533
34,181,100
South Korea 7.9%
Korea Monetary Stabilization Bond,
1.18%, 8/02/21 ................ 208,000,000 KRW 191,703
Korea Treasury Bond ,
4.25%, 6/10/21 ................ 3,380,800,000 KRW 3,156,472
1.375%, 9/10/21 ................ 8,462,200,000 KRW 7,819,025
2%, 12/10/21 .................. 380,000,000 KRW 353,549
2.25%, 9/10/23 ................ 876,000,000 KRW 831,848
1.875%, 3/10/24 ................ 2,205,000,000 KRW 2,077,414
1.375%, 9/10/24 ................ 4,655,400,000 KRW 4,310,844
3%, 9/10/24 ................... 745,000,000 KRW 729,745
1.875%, 6/10/29 ................ 13,100,000,000 KRW 12,231,637
1.375%, 12/10/29 ............... 29,872,200,000 KRW 26,697,545
58,399,782

Templeton Global Investment Trust
Consolidated Statement of Investments
Templeton Global Balanced Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Supranational 0.4%
i
Inter-American Development Bank,
Senior Bond, 7.5%, 12/05/24 ...... 60,000,000 MXN $ 3,283,856
Total Foreign Government and Agency Securities (Cost $220,291,177) ............
176,797,681
U.S. Government and Agency Securities 3.3%
United States 3.3%
U.S. Treasury Notes ,
1.375%, 1/31/25 ................ 11,380,000 11,892,544
2.625%, 12/31/25 ............... 4,900,000 5,449,145
1.625%, 2/15/26 ................ 2,650,000 2,818,730
2.125%, 5/31/26 ................ 1,210,000 1,320,885
1.625%, 10/31/26 ............... 2,650,000 2,825,977
24,307,281
Total U.S. Government and Agency Securities (Cost $23,429,583) .................
24,307,281
Total Long Term Investments (Cost $559,594,799) ...............................
621,639,549
Number of
Contracts
Notional
Amount
#
a a aa
Options Purchased 0.3%
Calls - Over-the-Counter
Currency Options
Foreign Exchange AUD/JPY,
Counterparty CITI, January Strike
Price 78.75 JPY, Expires 1/22/21 ... 1 3,791,000 AUD 46,622
Foreign Exchange AUD/JPY,
Counterparty CITI, January Strike
Price 79.00 JPY, Expires 1/22/21 ... 1 3,405,000 AUD 36,168
Foreign Exchange AUD/JPY,
Counterparty CITI, April Strike Price
81.00 JPY, Expires 4/29/21 ....... 1 2,458,000 AUD 26,213
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
81.00 JPY, Expires 6/21/21 ....... 1 3,782,000 AUD 53,053
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
84.15 JPY, Expires 6/18/21 ....... 1 3,910,000 AUD 19,609
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 86.50 JPY, Expires 12/20/21 .. 1 2,932,000 AUD 20,585
Foreign Exchange AUD/USD,
Counterparty HSBK, January Strike
Price $0.72, Expires 1/22/21 ...... 1 1,012,000 AUD 55,746
Foreign Exchange AUD/USD,
Counterparty MSCO, April Strike Price
$0.75, Expires 4/16/21 ........... 1 1,513,000 AUD 41,849
Foreign Exchange AUD/USD,
Counterparty MSCO, May Strike Price
$0.77, Expires 5/12/21 ........... 1 2,719,000 AUD 57,040
Foreign Exchange AUD/USD,
Counterparty HSBK, February Strike
Price $0.78, Expires 2/08/21 ...... 1 2,017,000 AUD 13,200

Templeton Global Investment Trust
Consolidated Statement of Investments
Templeton Global Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased
(continued)
Calls - Over-the-Counter (continued)
Currency Options (continued)
Foreign Exchange USD/MXN,
Counterparty GSCO, March Strike
Price 20.65 MXN, Expires 3/25/21 .. 1 5,659,000 $ 104,368
Foreign Exchange USD/MXN,
Counterparty CITI, June Strike Price
21.16 MXN, Expires 6/21/21 ....... 1 3,343,000 82,634
Foreign Exchange USD/MXN,
Counterparty MSCO, April Strike Price
22.44 MXN, Expires 4/21/21 ....... 1 668,000 5,323
Foreign Exchange USD/MXN,
Counterparty GSCO, June Strike Price
22.83 MXN, Expires 6/09/21 ....... 1 844,000 8,509
Foreign Exchange USD/MXN,
Counterparty MSCO, January Strike
Price 22.98 MXN, Expires 1/14/21 .. 1 1,253,000 67
Foreign Exchange USD/MXN,
Counterparty CITI, March Strike Price
23.23 MXN, Expires 3/24/21 ....... 1 2,183,000 6,526
Foreign Exchange USD/MXN,
Counterparty CITI, April Strike Price
23.30 MXN, Expires 4/29/21 ....... 1 2,202,000 12,421
Foreign Exchange USD/MXN,
Counterparty CITI, April Strike Price
23.75 MXN, Expires 4/09/21 ....... 1 1,360,000 4,385
Foreign Exchange USD/MXN,
Counterparty MSCO, January Strike
Price 24.50 MXN, Expires 1/14/21 .. 1 1,052,000 7
Foreign Exchange USD/MXN,
Counterparty CITI, June Strike Price
24.81 MXN, Expires 6/30/21 ....... 1 4,142,000 22,704
Foreign Exchange USD/MXN,
Counterparty CITI, April Strike Price
25.48 MXN, Expires 4/09/21 ....... 1 1,298,000 1,814
Foreign Exchange USD/MXN,
Counterparty MSCO, December Strike
Price 25.55 MXN, Expires 12/22/22 . 1 3,007,000 96,212
Foreign Exchange USD/MXN,
Counterparty MSCO, December Strike
Price 25.55 MXN, Expires 12/22/22 . 1 3,007,000 96,212
Foreign Exchange USD/MXN,
Counterparty CITI, June Strike Price
26.09 MXN, Expires 6/18/21 ....... 1 2,761,000 8,446
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 26.30 MXN, Expires 10/19/23 . 1 1,135,000 52,264
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 26.30 MXN, Expires 10/19/23 . 1 1,135,000 52,264
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 26.30 MXN, Expires 10/19/23 . 1 2,121,000 97,668
Foreign Exchange USD/MXN,
Counterparty MSCO, January Strike
Price 26.53 MXN, Expires 1/14/21 .. 1 3,983,000 3

Templeton Global Investment Trust
Consolidated Statement of Investments
Templeton Global Balanced Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased
(continued)
Calls - Over-the-Counter (continued)
Currency Options (continued)
Foreign Exchange USD/MXN,
Counterparty MSCO, January Strike
Price 26.53 MXN, Expires 1/14/21 .. 1 421,000 $ —
Foreign Exchange USD/MXN,
Counterparty MSCO, January Strike
Price 26.53 MXN, Expires 1/14/21 .. 1 4,511,000 3
Foreign Exchange USD/MXN,
Counterparty MSCO, March Strike
Price 28.75 MXN, Expires 3/30/21 .. 1 2,858,000 716
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 29.19 MXN, Expires 8/29/24 .. 1 2,531,000 117,996
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 29.71 MXN, Expires 8/09/24 .. 1 2,533,000 109,106
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 29.73 MXN, Expires 12/07/21 . 1 3,963,000 18,619
1,268,352
Puts - Exchange-Traded
Equity Options
iShares MSCI EAFE ETF, February
Strike Price $62.00, Expires 2/19/21 . 7,893 57,587,328 240,737
iShares MSCI United Kingdom ETF,
January Strike Price $21.00, Expires
1/15/21 ...................... 5,140 15,055,060 —
iShares MSCI United Kingdom ETF,
January Strike Price $23.00, Expires
1/15/21 ...................... 2,758 8,078,182 —
SPDR S&P 500 ETF Trust, February
Strike Price $319.00, Expires 2/19/21 1,030 38,509,640 160,680
Puts - Over-the-Counter
Currency Options
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
58.95 JPY, Expires 6/21/21 ....... 1 5,042,000 AUD 2,079
Foreign Exchange AUD/JPY,
Counterparty CITI, March Strike Price
68.50 JPY, Expires 3/24/21 ....... 1 2,270,000 AUD 1,082
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
69.20 JPY, Expires 6/24/21 ....... 1 4,034,000 AUD 10,560
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
69.20 JPY, Expires 6/24/21 ....... 1 2,017,000 AUD 5,280
Foreign Exchange AUD/JPY,
Counterparty CITI, April Strike Price
71.00 JPY, Expires 4/29/21 ....... 1 6,553,000 AUD 13,761
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
71.44 JPY, Expires 6/21/21 ....... 1 5,042,000 AUD 19,730

Templeton Global Investment Trust
Consolidated Statement of Investments
Templeton Global Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased
(continued)
Puts - Over-the-Counter (continued)
Currency Options (continued)
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 75.00 JPY, Expires 12/20/21 .. 1 5,865,000 AUD $ 96,320
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
76.20 JPY, Expires 6/18/21 ....... 1 7,819,000 AUD 79,917
Foreign Exchange AUD/USD,
Counterparty HSBK, February Strike
Price $0.65, Expires 2/10/21 ...... 1 4,840,000 AUD 123
Foreign Exchange AUD/USD,
Counterparty HSBK, February Strike
Price $0.65, Expires 2/08/21 ...... 1 4,035,000 AUD 114
Foreign Exchange AUD/USD,
Counterparty MSCO, April Strike Price
$0.67, Expires 4/16/21 ........... 1 2,944,000 AUD 2,471
Foreign Exchange AUD/USD,
Counterparty MSCO, January Strike
Price $0.68, Expires 1/21/21 ...... 1 3,746,000 AUD 50
Foreign Exchange AUD/USD,
Counterparty MSCO, February Strike
Price $0.68, Expires 2/02/21 ...... 1 4,283,000 AUD 195
Foreign Exchange AUD/USD,
Counterparty HSBK, March Strike
Price $0.69, Expires 3/22/21 ...... 1 2,672,000 AUD 1,691
Foreign Exchange AUD/USD,
Counterparty HSBK, January Strike
Price $0.69, Expires 1/22/21 ...... 1 3,127,000 AUD 106
Foreign Exchange USD/MXN,
Counterparty GSCO, March Strike
Price 18.72 MXN, Expires 3/25/21 .. 1 4,753,000 19,058
Foreign Exchange USD/MXN,
Counterparty CITI, June Strike Price
18.83 MXN, Expires 6/21/21 ....... 1 4,052,000 38,804
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 19.43 MXN, Expires 8/30/21 .. 1 1,898,000 39,640
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 19.85 MXN, Expires 10/19/23 . 1 1,060,000 37,204
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 19.85 MXN, Expires 10/19/23 . 1 568,000 19,936
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 19.85 MXN, Expires 10/19/23 . 1 568,000 19,936
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 19.88 MXN, Expires 8/11/21 .. 1 1,899,000 56,344
Foreign Exchange USD/MXN,
Counterparty GSCO, June Strike Price
22.83 MXN, Expires 6/09/21 ....... 1 844,000 115,159
980,977
Total Options Purchased (Cost $5,360,435) .....................................
2,249,329

Templeton Global Investment Trust
Consolidated Statement of Investments
Templeton Global Balanced Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

Short Term Investments 13.4%
a a
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 5.5%
Argentina 0.1%
g,j
Argentina Letras de la Nacion Argentina
con Ajuste por CER ,
f
Index Linked, 2/26/21 ............ 15,204,054 ARS $ 104,945
5/21/21 ...................... 51,583,860 ARS 373,543
f
Index Linked, 9/13/21 ............ 28,470,759 ARS 203,943
g,j
Argentina Letras Del Tesoro En Pesos A
Descuento , 3/31/21 ............. 12,392,022 ARS 78,638
761,069
Brazil 0.4%
j
Brazil Letras do Tesouro Nacional ,
4/01/21 ...................... 5,020,000 BRL 961,841
7/01/21 ...................... 9,890,000 BRL 1,884,790
2,846,631
Egypt 0.5%
j
Egypt Treasury Bills ,
2/16/21 ...................... 5,200,000 EGP 327,535
2/23/21 ...................... 2,400,000 EGP 150,405
3/16/21 ...................... 3,300,000 EGP 205,745
6/22/21 ...................... 20,000,000 EGP 1,206,630
7/13/21 ...................... 8,000,000 EGP 479,309
9/07/21 ...................... 5,900,000 EGP 346,112
12/07/21 ..................... 1,600,000 EGP 91,212
12/21/21 ..................... 20,000,000 EGP 1,138,411
3,945,359
Japan 4.0%
j
Japan Treasury Bills ,
1/12/21 ...................... 690,400,000 JPY 6,686,510
1/12/21 ...................... 206,600,000 JPY 2,000,917
1/18/21 ...................... 175,000,000 JPY 1,694,903
2/10/21 ...................... 607,950,000 JPY 5,888,519
3/10/21 ...................... 54,100,000 JPY 524,044
3/22/21 ...................... 98,200,000 JPY 951,250
3/25/21 ...................... 76,300,000 JPY 739,113
4/12/21 ...................... 1,031,800,000 JPY 9,995,527
6/16/21 ...................... 99,300,000 JPY 962,204
29,442,987
Mexico 0.5%
j
Mexico Cetes ,
BI, 1/28/21 .................... 252,400 MXN 12,660
BI, 2/25/21 .................... 15,538,300 MXN 776,738
BI, 3/25/21 .................... 39,600,000 MXN 1,973,192
BI, 4/08/21 .................... 10,492,100 MXN 521,908
BI, 5/06/21 .................... 252,400 MXN 12,513
BI, 10/21/21 ................... 7,561,600 MXN 367,796
3,664,807
Total Foreign Government and Agency Securities (Cost $40,757,746) ..............
40,660,853

Templeton Global Investment Trust
Consolidated Statement of Investments
Templeton Global Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

Short Term Investments
(continued)
a a
Industry Shares a Value
a a a a a a
Money Market Funds 7.9%
United States 7.9%
k,l
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ............. 57,777,120 $ 57,777,120
Total Money Market Funds (Cost $57,777,120) ..................................
57,777,120
a a a a a
Total Short Term Investments (Cost $98,534,866 ) ................................
98,437,973
a a a
a
Total Investments (Cost $663,490,100) 98.4% ...................................
$722,326,851
Options Written (0.4)% .......................................................
(2,718,883)
Other Assets, less Liabilities 2.0% .............................................
14,436,597
Net Assets 100.0% ...........................................................
$734,044,565
a a a
a
Number of
Contracts
Notional
Amount
#
m
Options Written (0.4)%
a
Calls - Over-the-Counter
a
Currency Options
Foreign Exchange AUD/JPY,
Counterparty CITI, January Strike
Price 76.00 JPY, Expires 1/22/21 ... 1 3,405,000 AUD (120,850)
Foreign Exchange AUD/JPY,
Counterparty CITI, January Strike
Price 76.25 JPY, Expires 1/22/21 ... 1 3,791,000 AUD (125,804)
Foreign Exchange AUD/JPY,
Counterparty CITI, April Strike Price
76.80 JPY, Expires 4/29/21 ....... 1 4,915,000 AUD (173,050)
Foreign Exchange AUD/JPY,
Counterparty CITI, January Strike
Price 76.95 JPY, Expires 1/22/21 ... 1 4,034,000 AUD (108,322)
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
78.00 JPY, Expires 6/21/21 ....... 1 3,782,000 AUD (113,455)
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
80.50 JPY, Expires 6/18/21 ....... 1 3,910,000 AUD (62,510)
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 81.20 JPY, Expires 12/20/21 .. 1 2,932,000 AUD (63,858)
Foreign Exchange AUD/USD,
Counterparty MSCO, February Strike
Price $0.72, Expires 2/02/21 ...... 1 1,536,000 AUD (79,300)
Foreign Exchange AUD/USD,
Counterparty MSCO, April Strike Price
$0.72, Expires 4/16/21 ........... 1 1,008,500 AUD (52,193)
Foreign Exchange AUD/USD,
Counterparty MSCO, May Strike Price
$0.74, Expires 5/12/21 ........... 1 5,438,000 AUD (217,023)
Foreign Exchange AUD/USD,
Counterparty HSBK, May Strike Price
$0.78, Expires 5/05/21 ........... 1 2,518,000 AUD (40,844)
Foreign Exchange USD/MXN,
Counterparty GSCO, March Strike
Price 21.48 MXN, Expires 3/25/21 .. 1 5,659,000 (56,320)

Templeton Global Investment Trust
Consolidated Statement of Investments
Templeton Global Balanced Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a a a
m
Options Written
(continued)
a
Calls - Over-the-Counter (continued)
a
Currency Options (continued)
Foreign Exchange USD/MXN,
Counterparty CITI, April Strike Price
22.38 MXN, Expires 4/29/21 ....... 1 1,101,000 $ (9,926)
Foreign Exchange USD/MXN,
Counterparty CITI, June Strike Price
22.56 MXN, Expires 6/21/21 ....... 1 2,228,000 (27,756)
Foreign Exchange USD/MXN,
Counterparty MSCO, December Strike
Price 22.75 MXN, Expires 12/22/22 . 1 902,000 (51,696)
Foreign Exchange USD/MXN,
Counterparty MSCO, December Strike
Price 22.75 MXN, Expires 12/22/22 . 1 902,000 (51,696)
Foreign Exchange USD/MXN,
Counterparty MSCO, January Strike
Price 23.12 MXN, Expires 1/21/21 .. 1 334,000 (65)
Foreign Exchange USD/MXN,
Counterparty CITI, April Strike Price
24.57 MXN, Expires 4/29/21 ....... 1 551,000 (1,737)
Foreign Exchange USD/MXN,
Counterparty MSCO, January Strike
Price 25.45 MXN, Expires 1/14/21 .. 1 751,000 (2)
Foreign Exchange USD/MXN,
Counterparty CITI, March Strike Price
25.87 MXN, Expires 3/24/21 ....... 1 2,072,000 (1,441)
Foreign Exchange USD/MXN,
Counterparty CITI, March Strike Price
26.08 MXN, Expires 3/24/21 ....... 1 873,000 (548)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 26.61 MXN, Expires 8/30/21 .. 1 1,898,000 (9,622)
Foreign Exchange USD/MXN,
Counterparty CITI, April Strike Price
27.24 MXN, Expires 4/09/21 ....... 1 2,600,000 (1,767)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 27.38 MXN, Expires 8/11/21 .. 1 1,899,000 (7,095)
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 27.93 MXN, Expires 12/07/21 . 1 1,321,000 (8,757)
Foreign Exchange USD/MXN,
Counterparty CITI, June Strike Price
28.24 MXN, Expires 6/18/21 ....... 1 2,761,000 (4,398)
Foreign Exchange USD/MXN,
Counterparty CITI, June Strike Price
28.40 MXN, Expires 6/30/21 ....... 1 2,761,000 (5,057)
Foreign Exchange USD/MXN,
Counterparty MSCO, January Strike
Price 29.21 MXN, Expires 1/14/21 .. 1 1,003,000 —
Foreign Exchange USD/MXN,
Counterparty GSCO, June Strike Price
30.36 MXN, Expires 6/09/21 ....... 1 844,000 (687)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 34.95 MXN, Expires 10/19/23 . 1 568,000 (9,445)

Templeton Global Investment Trust
Consolidated Statement of Investments
Templeton Global Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a a a
m
Options Written
(continued)
a
Calls - Over-the-Counter (continued)
a
Currency Options (continued)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 34.95 MXN, Expires 10/19/23 . 1 568,000 $ (9,445)
(1,414,669)
Puts - Over-the-Counter
Currency Options
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
64.86 JPY, Expires 6/21/21 ....... 1 7,563,000 AUD (8,622)
Foreign Exchange AUD/JPY,
Counterparty CITI, April Strike Price
66.00 JPY, Expires 4/29/21 ....... 1 3,277,000 AUD (2,357)
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 68.40 JPY, Expires 12/20/21 .. 1 2,932,000 AUD (19,713)
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
71.60 JPY, Expires 6/18/21 ....... 1 7,819,000 AUD (30,760)
Foreign Exchange AUD/USD,
Counterparty MSCO, January Strike
Price $0.64, Expires 1/21/21 ...... 1 1,873,000 AUD (3)
Foreign Exchange AUD/USD,
Counterparty HSBK, March Strike
Price $0.65, Expires 3/22/21 ...... 1 1,084,000 AUD (197)
Foreign Exchange AUD/USD,
Counterparty HSBK, January Strike
Price $0.66, Expires 1/27/21 ...... 1 1,334,000 AUD (10)
Foreign Exchange AUD/USD,
Counterparty HSBK, January Strike
Price $0.66, Expires 1/22/21 ...... 1 1,513,000 AUD (8)
Foreign Exchange AUD/USD,
Counterparty MSCO, February Strike
Price $0.69, Expires 2/02/21 ...... 1 1,536,000 AUD (165)
Foreign Exchange AUD/USD,
Counterparty HSBK, January Strike
Price $0.72, Expires 1/22/21 ...... 1 1,012,000 AUD (184)
Foreign Exchange USD/MXN,
Counterparty GSCO, March Strike
Price 19.40 MXN, Expires 3/25/21 .. 1 4,753,000 (57,706)
Foreign Exchange USD/MXN,
Counterparty GSCO, June Strike Price
19.61 MXN, Expires 6/09/21 ....... 1 844,000 (17,880)
Foreign Exchange USD/MXN,
Counterparty CITI, June Strike Price
19.79 MXN, Expires 6/21/21 ....... 1 4,052,000 (104,311)
Foreign Exchange USD/MXN,
Counterparty MSCO, December Strike
Price 19.93 MXN, Expires 12/22/22 . 1 902,000 (32,655)
Foreign Exchange USD/MXN,
Counterparty MSCO, December Strike
Price 19.93 MXN, Expires 12/22/22 . 1 902,000 (32,655)

Templeton Global Investment Trust
Consolidated Statement of Investments
Templeton Global Balanced Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a a a
m
Options Written
(continued)
a
Puts - Over-the-Counter (continued)
a
Currency Options (continued)
Foreign Exchange USD/MXN,
Counterparty CITI, June Strike Price
20.24 MXN, Expires 6/30/21 ....... 1 1,381,000 $ (51,646)
Foreign Exchange USD/MXN,
Counterparty MSCO, January Strike
Price 20.39 MXN, Expires 1/21/21 .. 1 334,000 (9,949)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 20.94 MXN, Expires 8/30/21 .. 1 1,898,000 (113,773)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 21.43 MXN, Expires 8/11/21 .. 1 1,899,000 (146,900)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 22.32 MXN, Expires 10/19/23 . 1 1,135,000 (99,113)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 22.32 MXN, Expires 10/19/23 . 1 1,135,000 (99,113)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 22.32 MXN, Expires 10/19/23 . 1 2,121,000 (185,215)
Foreign Exchange USD/MXN,
Counterparty MSCO, January Strike
Price 22.37 MXN, Expires 1/14/21 .. 1 646,000 (78,874)
Foreign Exchange USD/MXN,
Counterparty MSCO, January Strike
Price 23.10 MXN, Expires 1/14/21 .. 1 1,253,000 (199,060)
Foreign Exchange USD/MXN,
Counterparty MSCO, January Strike
Price 23.10 MXN, Expires 1/14/21 .. 1 84,000 (13,345)
(1,304,214)
Total Options Written (Premiums received $2,034,621) ...........................
$ (2,718,883)
#
Notional amount is the number of units specified in the contract, and can include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in
U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2020, the aggregate value of these securities was $26,998,829, representing 3.7% of net assets.
c
Fair valued using significant unobservable inputs. See Note 13 regarding fair value measurements.
d
See Note 10 regarding restricted securities.
e
Income may be received in additional securities and/or cash.
f
Redemption price at maturity is adjusted for inflation. See Note 1(h).
g
Securities denominated in Argentine Peso have been designated as Level 3 investments. See Note 13 regarding fair value measurements.
h
The coupon rate shown represents the rate at period end.
i
A supranational organization is an entity formed by two or more central governments through international treaties.
j
The security was issued on a discount basis with no stated coupon rate.
k
See Note 3(f) regarding investments in affiliated management investment companies.
l
The rate shown is the annualized seven-day effective yield at period end.
m
See Note 1(c) regarding written options.

Templeton Global Investment Trust
Consolidated Statement of Investments
Templeton Global Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

At December 31, 2020, the Fund had the following forward exchange contracts outstanding. See Note 1(c).
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Brazilian Real ...... CITI Buy 20,161,451 4,002,670 1/04/21 $ — $ (120,989)
Brazilian Real ...... CITI Sell 20,161,451 3,479,832 1/04/21 — (401,849)
Brazilian Real ...... HSBK Buy 9,528,984 1,872,835 1/05/21 — (38,221)
Brazilian Real ...... HSBK Sell 9,528,984 1,645,482 1/05/21 — (189,132)
South Korean Won .. HSBK Buy 9,458,966,732 8,580,340 1/08/21 114,030 —
South Korean Won .. HSBK Sell 9,458,966,732 8,087,352 1/08/21 — (607,018)
Australian Dollar .... DBAB Buy 6,950,000 5,211,040 1/11/21 147,638 —
Australian Dollar .... DBAB Sell 6,950,000 4,849,536 1/11/21 — (509,143)
Euro ............. UBSW Sell 849,411 910,085 CHF 1/11/21 — (9,689)
Swiss Franc ....... UBSW Sell 910,085 844,364 EUR 1/11/21 3,522 —
Euro ............. JPHQ Sell 4,367,348 4,630,000 CHF 1/13/21 — (105,458)
Euro ............. UBSW Sell 527,832 568,795 CHF 1/13/21 — (2,330)
Mexican Peso ...... CITI Buy 30,162,000 1,509,209 1/13/21 6,227 —
Mexican Peso ...... CITI Sell 30,162,000 1,395,549 1/13/21 — (119,888)
Swiss Franc ....... JPHQ Sell 4,630,000 4,296,406 EUR 1/13/21 18,771 —
Swiss Franc ....... UBSW Sell 568,795 527,744 EUR 1/13/21 2,222 —
Euro ............. GSCO Sell 831,752 893,160 CHF 1/14/21 — (7,212)
Swiss Franc ....... GSCO Sell 893,160 828,319 EUR 1/14/21 3,018 —
Mexican Peso ...... CITI Buy 38,403,000 1,921,168 1/15/21 7,858 —
Mexican Peso ...... CITI Sell 44,398,000 2,050,526 1/15/21 — (179,635)
Chinese Yuan ...... CITI Buy 19,903,590 3,045,118 1/19/21 12,747 —
Chinese Yuan ...... HSBK Buy 21,550,930 3,296,409 1/19/21 14,543 —
Euro ............. DBAB Sell 914,461 10,071,000 NOK 1/19/21 57,070 —
Euro ............. DBAB Sell 1,203,188 12,471,100 SEK 1/19/21 45,806 —
Euro ............. JPHQ Sell 1,247,656 13,536,100 NOK 1/19/21 54,023 —
Mexican Peso ...... MSCO Sell 37,583,000 1,695,554 1/19/21 — (191,373)
South Korean Won .. HSBK Buy 5,354,972,927 4,857,559 1/19/21 64,614 —
South Korean Won .. HSBK Sell 5,354,972,927 4,442,855 1/19/21 — (479,318)
Mexican Peso ...... CITI Sell 37,609,000 1,770,543 1/21/21 — (117,232)
Mexican Peso ...... JPHQ Sell 7,255,000 327,658 1/22/21 — (36,461)
Euro ............. HSBK Sell 2,803,568 345,514,478 JPY 1/25/21 — (79,749)
Mexican Peso ...... MSCO Sell 8,199,000 385,654 1/25/21 — (25,695)
Australian Dollar .... HSBK Buy 3,124,000 2,326,527 1/27/21 82,871 —
Australian Dollar .... HSBK Sell 3,124,000 2,223,688 1/27/21 — (185,710)
Mexican Peso ...... CITI Sell 28,955,000 1,372,229 1/27/21 — (80,108)
South Korean Won .. HSBK Buy 10,479,924,341 9,506,118 1/29/21 126,903 —
South Korean Won .. HSBK Sell 10,479,924,341 9,241,963 1/29/21 — (391,057)
Brazilian Real ...... CITI Sell 22,620,861 4,190,290 2/02/21 — (164,197)
Brazilian Real ...... HSBK Sell 21,369,190 4,065,170 2/02/21 37,451 (85,822)
Brazilian Real ...... JPHQ Sell 35,970,773 6,653,492 2/02/21 — (270,836)
Indian Rupee ...... CITI Buy 82,812,900 1,116,905 2/08/21 13,062 —
Indian Rupee ...... JPHQ Buy 113,619,700 1,532,361 2/08/21 17,958 —
Euro ............. UBSW Sell 849,598 910,093 CHF 2/09/21 — (9,712)
Indian Rupee ...... HSBK Buy 133,568,000 1,800,872 2/09/21 21,452 —
Swiss Franc ....... UBSW Sell 910,093 844,474 EUR 2/09/21 3,447 —
Australian Dollar .... HSBK Buy 2,017,000 1,502,276 2/10/21 53,622 —
Australian Dollar .... HSBK Sell 2,017,000 1,450,677 2/10/21 — (105,221)
Euro ............. UBSW Sell 2,116,864 2,275,258 CHF 2/10/21 — (15,517)
Swiss Franc ....... UBSW Sell 2,275,258 2,111,789 EUR 2/10/21 9,312 —
Australian Dollar .... HSBK Buy 885,000 659,154 2/12/21 23,536 —
Australian Dollar .... HSBK Sell 885,000 642,687 2/12/21 — (40,003)
Euro ............. GSCO Sell 1,105,932 1,190,889 CHF 2/12/21 — (5,595)
Swiss Franc ....... GSCO Sell 1,190,889 1,103,973 EUR 2/12/21 3,200 —
Euro ............. DBAB Sell 1,340,172 13,656,214 SEK 2/16/21 21,963 —

Templeton Global Investment Trust
Consolidated Statement of Investments
Templeton Global Balanced Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Mexican Peso ...... CITI Sell 28,599,400 1,288,755 2/16/21 $ — $ (142,486)
Chinese Yuan ...... JPHQ Buy 14,973,410 2,286,059 2/18/21 9,818 —
Euro ............. DBAB Sell 2,556,660 27,581,500 NOK 2/19/21 90,193 —
Australian Dollar .... JPHQ Sell 34,173,782 2,603,437,288 JPY 2/22/21 — (1,135,679)
Japanese Yen ...... JPHQ Sell 2,645,848,623 34,173,782 AUD 2/22/21 724,709 —
Euro ............. HSBK Sell 2,803,435 351,939,058 JPY 2/24/21 — (18,523)
Euro ............. HSBK Sell 5,607,098 695,247,974 JPY 2/25/21 — (121,030)
Australian Dollar .... CITI Sell 5,235,270 396,717,242 JPY 2/26/21 — (194,449)
Japanese Yen ...... CITI Buy 76,440,300 723,216 2/26/21 17,526 —
Japanese Yen ...... CITI Sell 307,076,933 3,910,000 AUD 2/26/21 40,707 —
Brazilian Real ...... CITI Sell 20,161,451 3,996,402 3/02/21 122,823 —
Mexican Peso ...... CITI Sell 42,325,000 1,894,058 3/02/21 — (220,834)
Euro ............. JPHQ Sell 11,745,813 13,986,679 3/04/21 — (382,091)
Euro ............. UBSW Sell 943,744 1,122,215 3/08/21 — (32,378)
Indian Rupee ...... CITI Buy 110,703,100 1,489,206 3/08/21 16,960 —
Indian Rupee ...... JPHQ Buy 113,941,400 1,532,360 3/08/21 17,864 —
Mexican Peso ...... CITI Sell 32,831,000 1,501,223 3/08/21 — (138,170)
Indian Rupee ...... HSBK Buy 133,941,730 1,800,873 3/09/21 21,255 —
Indian Rupee ...... JPHQ Buy 147,383,500 1,982,427 3/09/21 22,562 —
South Korean Won .. GSCO Buy 5,211,000,000 4,799,954 3/09/21 — (10,258)
South Korean Won .. GSCO Sell 5,211,000,000 4,392,835 3/09/21 — (396,861)
Australian Dollar .... CITI Sell 17,534,250 1,341,277,193 JPY 3/10/21 — (528,742)
Euro ............. UBSW Sell 1,054,583 1,137,589 CHF 3/10/21 — (2,862)
Swiss Franc ....... UBSW Sell 1,137,590 1,052,666 EUR 3/10/21 515 —
Euro ............. GSCO Sell 1,383,702 1,488,600 CHF 3/11/21 — (8,284)
Mexican Peso ...... CITI Sell 40,252,000 1,787,405 3/11/21 — (221,842)
Swiss Franc ....... GSCO Sell 1,488,600 1,380,238 EUR 3/11/21 4,046 —
Chinese Yuan ...... JPHQ Buy 29,990,050 4,571,569 3/15/21 19,110 —
Euro ............. DBAB Sell 4,026,129 41,570,267 SEK 3/15/21 130,678 —
Euro ............. GSCO Sell 1,105,842 1,190,881 CHF 3/15/21 — (5,219)
Russian Ruble ..... DBAB Buy 190,779,900 2,588,383 3/15/21 — (30,356)
Swiss Franc ....... GSCO Sell 1,190,881 1,099,166 EUR 3/15/21 — (2,949)
Chinese Yuan ...... HSBK Buy 10,814,530 1,648,205 3/16/21 7,095 —
Euro ............. JPHQ Sell 1,274,502 13,536,100 NOK 3/16/21 19,016 —
Mexican Peso ...... CITI Sell 40,653,000 1,870,669 3/16/21 — (157,400)
Mexican Peso ...... MSCO Sell 74,563,400 3,543,581 3/17/21 — (175,749)
Euro ............. DBAB Sell 3,295,477 35,502,500 NOK 3/22/21 107,031 —
Mexican Peso ...... MSCO Sell 11,648,000 525,087 3/24/21 — (55,453)
Euro ............. HSBK Sell 2,803,598 344,853,806 JPY 3/25/21 — (88,427)
Euro ............. DBAB Sell 603,145 6,689,000 NOK 3/31/21 41,697 —
Euro ............. JPHQ Sell 10,822,516 120,073,113 NOK 3/31/21 753,927 —
Mexican Peso ...... GSCO Sell 52,403,000 2,323,034 4/05/21 — (285,054)
Euro ............. GSCO Sell 830,477 893,165 CHF 4/13/21 — (5,043)
Euro ............. JPHQ Sell 2,022,607 21,150,000 SEK 4/13/21 97,202 —
Euro ............. UBSW Sell 528,210 568,795 CHF 4/13/21 — (2,399)
Mexican Peso ...... CITI Sell 24,486,500 1,093,582 4/13/21 — (123,960)
South Korean Won .. DBAB Buy 33,248,000,000 30,736,803 4/13/21 — (183,986)
South Korean Won .. DBAB Sell 33,248,000,000 28,625,054 4/13/21 — (1,927,763)
Swiss Franc ....... GSCO Sell 893,165 824,193 EUR 4/13/21 — (2,652)
Swiss Franc ....... UBSW Sell 568,795 526,019 EUR 4/13/21 — (283)
Euro ............. DBAB Sell 1,606,255 16,628,116 SEK 4/15/21 56,676 —
Euro ............. DBAB Sell 1,201,987 12,471,100 SEK 4/16/21 45,801 —
Australian Dollar .... MSCO Buy 267,000 200,432 4/21/21 5,620 —
Australian Dollar .... MSCO Sell 267,000 189,770 4/21/21 — (16,281)
Euro ............. UBSW Sell 392,930 467,707 4/23/21 — (13,520)
Australian Dollar .... HSBK Buy 2,004,000 1,493,255 4/27/21 53,341 —
Australian Dollar .... HSBK Sell 2,004,000 1,425,950 4/27/21 — (120,645)

Templeton Global Investment Trust
Consolidated Statement of Investments
Templeton Global Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Mexican Peso ...... CITI Sell 76,540,900 3,419,294 4/30/21 $ — $ (378,932)
Australian Dollar .... CITI Sell 305,000 22,772,825 JPY 5/06/21 — (14,521)
Mexican Peso ...... CITI Sell 2,972,000 142,847 5/13/21 — (4,408)
Euro ............. DBAB Sell 1,877,412 2,238,401 5/27/21 — (62,597)
Russian Ruble ..... JPHQ Buy 14,536,100 193,094 6/07/21 46 —
Russian Ruble ..... MSCO Buy 200,145,100 2,650,156 6/07/21 9,159 —
Indian Rupee ...... CITI Buy 83,985,600 1,116,904 6/08/21 12,517 —
Euro ............. UBSW Sell 844,587 910,085 CHF 6/09/21 — (2,718)
Indian Rupee ...... CITI Buy 49,456,700 657,319 6/09/21 7,676 —
Russian Ruble ..... JPHQ Buy 26,883,800 360,565 6/09/21 — (3,442)
Swiss Franc ....... UBSW Sell 910,085 841,214 EUR 6/09/21 — (1,417)
Euro ............. DBAB Sell 3,232,593 33,256,202 SEK 6/11/21 85,813 —
Euro ............. DBAB Sell 638,369 6,561,800 SEK 6/15/21 16,223 —
Euro ............. DBAB Sell 656,774 7,055,400 NOK 6/15/21 17,132 —
Japanese Yen ...... CITI Buy 307,199,313 2,962,099 6/15/21 18,971 —
Japanese Yen ...... JPHQ Buy 1,531,174,755 14,757,600 6/15/21 100,963 —
Russian Ruble ..... DBAB Buy 121,099,600 1,624,473 6/15/21 — (16,871)
Chinese Yuan ...... HSBK Buy 10,877,490 1,648,204 6/16/21 7,184 —
Euro ............. DBAB Sell 1,014,026 10,786,400 NOK 6/16/21 13,971 —
Euro ............. DBAB Sell 1,635,986 16,715,200 SEK 6/16/21 29,239 —
Euro ............. DBAB Sell 820,743 8,716,000 NOK 6/18/21 9,575 —
Japanese Yen ...... BNDP Buy 317,077,140 3,077,298 6/22/21 — (98)
Russian Ruble ..... JPHQ Buy 19,160,000 252,132 9/08/21 — (239)
Russian Ruble ..... MSCO Buy 123,931,100 1,630,865 9/08/21 — (1,567)
Russian Ruble ..... JPHQ Buy 26,883,900 357,222 9/09/21 — (3,825)
Russian Ruble ..... DBAB Buy 122,261,200 1,624,474 9/14/21 — (18,241)
Euro ............. DBAB Sell 638,364 6,569,400 SEK 9/15/21 16,221 —
Euro ............. DBAB Sell 656,768 7,070,900 NOK 9/15/21 16,974 —
Euro ............. JPHQ Sell 1,296,662 13,824,100 NOK 9/20/21 17,452 —
Japanese Yen ...... MSCO Buy 6,285,774,700 60,935,831 9/21/21 139,742 —
Russian Ruble ..... DBAB Buy 182,569,600 2,405,993 12/15/21 — (32,723)
Total Forward Exchange Contracts ................................................... $3,911,896 $(11,867,397)
Net unrealized appreciation (depreciation) ............................................ $(7,955,501)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Note 11 regarding other derivative information.
See Abbreviations on page 60 .

Templeton Global Investment Trust
Consolidated Financial Statements
Consolidated Statement of Assets and Liabilities
December 31, 2020
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Templeton
Global
Balanced Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $605,712,980
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 57,777,120
Value - Unaffiliated issuers .................................................................. $664,549,731
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 57,777,120
Cash .................................................................................... 5,290,828
Restricted currency, at value (cost $ 811 ) (Note 1d) .................................................. 800
Foreign currency, at value (cost $472,542) ........................................................ 472,536
Receivables:
Investment securities sold ................................................................... 1,479,545
Capital shares sold ........................................................................ 98,534
Dividends and interest ..................................................................... 3,723,743
European Union tax reclaims (Note 1 g ) ......................................................... 8,192,167
Deposits with brokers for:
OTC derivative contracts .................................................................. 9,460,000
Unrealized appreciation on OTC forward exchange contracts .......................................... 3,911,896
FT Subsidiary deferred tax benefit (Note 1 f ) ....................................................... 143,814
Other assets .............................................................................. 116
Total assets .......................................................................... 755,100,830
Liabilities:
Payables:
Investment securities purchased .............................................................. 2,103,204
Capital shares redeemed ................................................................... 995,962
Management fees ......................................................................... 484,743
Distribution fees .......................................................................... 196,364
Transfer agent fees ........................................................................ 176,316
IRS closing agreement fees for European Union tax reclaims (Note 1 g ) ................................. 1,449,550
Options written, at value (premiums received $2,034,621) ............................................ 2,718,883
Unrealized depreciation on OTC forward exchange contracts .......................................... 11,867,397
Deferred tax ............................................................................... 686,709
Accrued expenses and other liabilities ........................................................... 377,137
Total liabilities ......................................................................... 21,056,265
Net assets, at value ................................................................. $734,044,565
Net assets consist of:
Paid-in capital ............................................................................. $890,362,466
Total distributable earnings (losses) ............................................................. (156,317,901)
Net assets, at value ................................................................. $734,044,565

Templeton Global Investment Trust
Consolidated Financial Statements
Consolidated Statement of Assets and Liabilities
(continued)
December 31, 2020
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Templeton
Global
Balanced Fund
Class A:
Net assets, at value ....................................................................... $354,878,713
Shares outstanding ........................................................................ 125,721,729
Net asset value per share
a
.................................................................. $2.82
Maximum offering price per share (net asset value per share ÷ 94.50%) ................................ $2.98
Class A1:
Net assets, at value ....................................................................... $198,816,227
Shares outstanding ........................................................................ 70,325,440
Net asset value per share
a
.................................................................. $2.83
Maximum offering price per share (net asset value per share ÷ 96.25%) ................................ $2.94
Class C:
Net assets, at value ....................................................................... $83,658,156
Shares outstanding ........................................................................ 29,777,118
Net asset value and maximum offering price per share
a
............................................. $2.81
Class C1:
Net assets, at value ....................................................................... $13,050,249
Shares outstanding ........................................................................ 4,609,968
Net asset value and maximum offering price per share
a
............................................. $2.83
Class R:
Net assets, at value ....................................................................... $1,591,435
Shares outstanding ........................................................................ 560,957
Net asset value and maximum offering price per share ............................................. $2.84
Class R6:
Net assets, at value ....................................................................... $4,623,572
Shares outstanding ........................................................................ 1,633,737
Net asset value and maximum offering price per share ............................................. $2.83
Advisor Class:
Net assets, at value ....................................................................... $77,426,213
Shares outstanding ........................................................................ 27,299,706
Net asset value and maximum offering price per share ............................................. $2.84
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Templeton Global Investment Trust
Consolidated Financial Statements
Consolidated Statement of Operations
for the year ended December 31, 2020
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Templeton
Global
Balanced Fund
Investment income:
Dividends: (net of foreign taxes of $834,566)
Unaffiliated issuers ........................................................................ $7,897,783
Non-controlled affiliates (Note 3 f ) ............................................................. 260,414
Interest: (net of foreign taxes of $355,645)
Unaffiliated issuers:
Inflation principal adjustments .............................................................. 1,942,733
Paid in cash
a
........................................................................... 15,474,270
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 7,531
Non-controlled affiliates (Note 3 f ) ............................................................. 75
Other income (Note 1g ) ...................................................................... 7,846,562
Less: IRS closing agreement fees for European Union tax reclaims (Note 1 g ) .............................. (1,449,550)
Total investment income ................................................................... 31,979,818
Expenses:
Management fees (Note 3 a ) ................................................................... 6,194,229
Distribution fees: (Note 3c )
    Class A ................................................................................ 921,879
    Class A1 ............................................................................... 507,508
    Class C ................................................................................ 992,083
    Class C1 ............................................................................... 112,275
    Class R ................................................................................ 7,155
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 510,505
    Class A1 ............................................................................... 281,608
    Class C ................................................................................ 137,718
    Class C1 ............................................................................... 23,862
    Class R ................................................................................ 2,566
    Class R6 ............................................................................... 3,819
    Advisor Class ............................................................................ 126,231
Custodian fees (Note 4 ) ...................................................................... 150,868
Reports to shareholders ...................................................................... 164,995
Registration and filing fees .................................................................... 125,010
Professional fees ........................................................................... 185,846
Trustees' fees and expenses .................................................................. 127,122
Other .................................................................................... 162,545
Total expenses ......................................................................... 10,737,824
Expense reductions (Note 4 ) ............................................................... (52,887)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (307,269)
Net expenses ......................................................................... 10,377,668
Net investment income ................................................................ 21,602,150

Templeton Global Investment Trust
Consolidated Financial Statements
Consolidated Statement of Operations
(continued)
for the year ended December 31, 2020
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Templeton
Global
Balanced Fund
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $435,197)
Unaffiliated issuers ...................................................................... (113,283,328)
Written options ........................................................................... (4,390,647)
Foreign currency transactions ................................................................ (1,670,533)
Forward exchange contracts ................................................................. (1,281,914)
Swap contracts ........................................................................... (16,517,124)
Net realized gain (loss) .................................................................. (137,143,546)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 95,410,131
Translation of other assets and liabilities denominated in foreign currencies .............................. 173,151
Written options ........................................................................... (1,272,658)
Forward exchange contracts ................................................................. (2,379,430)
Swap contracts ........................................................................... 5,160,817
Change in deferred taxes on unrealized appreciation ............................................... (392,098)
Net change in unrealized appreciation (depreciation) ............................................ 96,699,913
Net realized and unrealized gain (loss) ............................................................ (40,443,633)
Net increase (decrease) in net assets resulting from operations .......................................... $(18,841,483)
a
Includes amortization of premium and accretion of discount.

Templeton Global Investment Trust
Consolidated Financial Statements
Consolidated Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

Templeton Global Balanced Fund
Year Ended
December 31, 2020
Year Ended
December 31, 2019
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $21,602,150 $45,282,342
Net realized gain (loss) ................................................. (137,143,546) (53,854,942)
Net change in unrealized appreciation (depreciation) ........................... 96,699,913 89,352,368
Net increase (decrease) in net assets resulting from operations ................ (18,841,483) 80,779,768
Distributions to shareholders:
Class A ............................................................. (7,638,802) (21,685,405)
Class A1 ............................................................ (4,211,501) (11,542,983)
Class C ............................................................. (1,311,955) (5,974,221)
Class C1 ............................................................ (277,743) (1,648,499)
Class R ............................................................. (35,053) (102,554)
Class R6 ............................................................ (116,532) (310,749)
Advisor Class ........................................................ (2,125,461) (7,809,150)
Total distributions to shareholders .......................................... (15,717,047) (49,073,561)
Capital share transactions: (Note 2 )
Class A ............................................................. (98,421,442) (105,366,578)
Class A1 ............................................................ (48,191,066) (39,225,200)
Class C ............................................................. (49,773,621) (69,062,384)
Class C1 ............................................................ (13,329,161) (36,115,316)
Class R ............................................................. (700,761) (494,695)
Class R6 ............................................................ (1,245,261) (2,056,106)
Advisor Class ........................................................ (55,341,265) (70,805,226)
Total capital share transactions ............................................ (267,002,577) (323,125,505)
Net increase (decrease) in net assets ................................... (301,561,107) (291,419,298)
Net assets:
Beginning of year ....................................................... 1,035,605,672 1,327,024,970
End of year ........................................................... $734,044,565 $1,035,605,672

Templeton Global Investment Trust

franklintempleton.com
Annual Report
Notes to Consolidated Financial Statements
Templeton Global Balanced Fund
1. Organization and Significant Accounting Policies
Templeton Global Investment Trust (Trust) is registered
under the Investment Company Act of 1940 (1940 Act) as
an open-end management investment company, consisting
of two separate funds and applies the specialized accounting and reporting guidance in U.S. Generally Accepted
Accounting Principles (U.S. GAAP). Templeton Global
Balanced Fund (Fund) is included in this report. The Fund
offers seven classes of shares: Class A, Class A1, Class C,
Class C1, Class R, Class R6 and Advisor Class. Class C
and Class C1 shares automatically convert to Class A shares
after they have been held for 10 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board
of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instru ments are centrally cleared or trade in the OTC market. The Fund's pricing services
use various techniques including industry standard option
pricing models and proprietary discounted cash flow models
to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the

Templeton Global Investment Trust
Notes to Consolidated Financial Statements

franklintempleton.com
Annual Report
Templeton Global Balanced Fund
(continued)
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
December 31, 2020, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 inputs within the fair value
hierarchy. See the Fair Value Measurements note for more
information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar
day of the reporting period. Any security valuation changes
due to an open foreign market are adjusted and reflected by
the Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Consolidated Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Consolidated Statement
of Assets and Liabilities. Realized gain and loss and
unrealized appreciation and depreciation on these contracts
for the period are included in the Consolidated Statement of
Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton Global Investment Trust
Notes to Consolidated Financial Statements

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Annual Report
Templeton Global Balanced Fund
(continued)
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/
or limit the decline in net assets over various periods of
time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right
to net and close-out all transactions traded, whether or
not arising under the ISDA agreement, to one net amount
payable by one counterparty to the other. However, absent
an event of default or early termination, OTC derivative
assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities. Early
termination by the counterparty may result in an immediate
payment by the Fund of any net liability owed to that
counterparty under the ISDA agreement.
Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC
derivatives traded under an ISDA master agreement, posting
of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum
transfer amount, which typically ranges from $100,000 to
$250,000, and can vary depending on the counterparty and
the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional
collateral required due to changes in derivative values
may be delivered by the Fund or the counterparty the next
business day, or within a few business days. Collateral
pledged and/or received by the Fund, if any, is held in
segregated accounts with the Fund’s custodian/counterparty
broker and can be in the form of cash and/or securities.
Unrestricted cash may be invested according to the Fund's
investment objectives. To the extent that the amounts
due to the Fund from its counterparties are not subject to
collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is
an agreement between the Fund and a counterparty to
exchange cash flows based on the difference between
two interest rates, applied to a notional amount. These
agreements may be privately negotiated in the over-the-
counter market (OTC interest rate swaps) or may be
executed on a registered exchange (centrally cleared
interest rate swaps). For centrally cleared interest rate
swaps, required initial margins are pledged by the Fund,
and the daily change in fair value is accounted for as a
variation margin payable or receivable in the Consolidated
Statement of Assets and Liabilities. Over the term of the
contract, contractually required payments to be paid and to
be received are accrued daily and recorded as unrealized
depreciation and appreciation until the payments are made,
at which time they are realized.
The Fund purchased or wrote exchange traded and OTC
option contracts primarily to manage and/or gain exposure
to equity price and foreign exchange rate risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of
a swap (swaption), at a specified price. When an option is
purchased or written, an amount equal to the premium paid
or received is recorded as an asset or liability, respectively.
Upon exercise of an option, the acquisition cost or sales
proceeds of the underlying investment is adjusted by any
premium received or paid. Upon expiration of an option, any
premium received or paid is recorded as a realized gain or
loss. Upon closing an option other than through expiration
or exercise, the difference between the premium received
or paid and the cost to close the position is recorded as a
realized gain or loss.
See Note 11 regarding other derivative information.
d. Restricted Currency
At December 31, 2020, the Fund held currencies in certain
markets in which the ability to repatriate such currency is
limited. As a result of such limitations on repatriation, the
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Templeton Global Investment Trust
Notes to Consolidated Financial Statements

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Templeton Global Balanced Fund
(continued)
Fund may incur substantial delays in gaining access to these assets and may be exposed to potential adverse movements
in currency value.
e. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund, and/or a joint repurchase agreement.
The Fund may receive income from the investment of cash
collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid
to the securities lending agent and/or third-party vendor,
is reported separately in the Consolidated Statement of
Operations. The Fund bears the market risk with respect
to any cash collateral investment, securities loaned, and
the risk that the agent may default on its obligations to the
Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the
securities in the open market using the collateral received.
The securities lending agent has agreed to indemnify the
Fund in the event of default by a third party borrower. At
December 31, 2020, the Fund had no securities on loan.
f. Investments in FT Holdings Corporation IV (FT
Subsidiary)
The Fund invested in a certain financial instrument through
its investment in FT Subsidiary. FT Subsidiary is a Delaware
Corporation, is a wholly-owned subsidiary of the Fund, and
is able to invest in certain financial instruments consistent with the investment objective of the Fund. Prior to December
31, 2020, FT Subsidiary’s investment, Turtle Bay Resort,
liquidated and paid a final distribution. At December 31,
2020, other assets and liabilities of FT Subsidiary are
reflected in the Fund’s Consolidated Statement of Assets
and Liabilities.
Prior to December 31, 2020, FT Subsidiary, which is a tax
paying entity, recognized a realized loss on its Turtle Bay
investment. An estimated deferred tax asset based on
such realized loss is reflected as FT Subsidiary deferred
tax benefit in the Consolidated Statement of Assets and
Liabilities. The estimated benefit was calculated using a
federal rate of 21%. The capital loss will be carried-back
to offset prior year capital gains, resulting in a tax refund which will relieve the estimated deferred tax asset currently reflected in the Consolidated Statement of Assets and
Liabilities once the final tax return is completed.
All intercompany transactions and balances have been
eliminated. At December 31, 2020, the net assets of the
FT Subsidiary were $5,299,400, representing 0.7% of the
Fund's consolidated net assets.
g. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries
across the European Union, the Fund filed additional tax
reclaims for previously withheld taxes on dividends earned
in those countries (EU reclaims). These additional filings are subject to various administrative proceedings by the local
jurisdictions’ tax authorities within the European Union, as well as a number of related judicial proceedings. Income
recognized, if any, for EU reclaims is reflected as other
income in the Consolidated Statement of Operations and
1. Organization and Significant Accounting Policies
(continued)
d. Restricted Currency
(continued)

Templeton Global Investment Trust
Notes to Consolidated Financial Statements

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Annual Report
Templeton Global Balanced Fund
(continued)
any related receivable, if any, is reflected as European
Union tax reclaims in the Consolidated Statement of Assets
and Liabilities. When uncertainty exists as to the ultimate
resolution of these proceedings, the likelihood of receipt
of these EU reclaims, and the potential timing of payment,
no amounts are reflected in the consolidated financial
statements. For U.S. income tax purposes, EU reclaims
received by the Fund, if any, reduce the amounts of foreign
taxes Fund shareholders can use as tax credits in their
individual income tax returns. In the event that EU reclaims received by the Fund during the fiscal year exceed foreign
withholding taxes paid, and the Fund previously passed
foreign tax credit on to its shareholders, the Fund will enter into a closing agreement with the Internal Revenue Service
(IRS) in order to pay the associated tax liability on behalf of the Fund's shareholders. During the fiscal year ended
December 31, 2020, the Fund received EU reclaims in
excess of the foreign taxes paid during the year. The Fund
determined to enter into a closing agreement with the IRS
and recorded the estimated fees as a reduction to income,
as reflected in the Consolidated Statement of Operations.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on
its technical merits. As of December 31, 2020, the Fund has
determined that no tax liability is required in its consolidated financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
h. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as inflation
principal adjustments in the Consolidated Statement of
Operations.
i. Accounting Estimates
The preparation of consolidated financial statements in
accordance with U.S. GAAP requires management to make
estimates and assumptions that affect the reported amounts
of assets and liabilities at the date of the consolidated
financial statements and the amounts of income and
expenses during the reporting period. Actual results could
differ from those estimates.
j. Guarantees and Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
1. Organization and Significant Accounting Policies
(continued)
g. Income and Deferred Taxes
(continued)

Templeton Global Investment Trust
Notes to Consolidated Financial Statements

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Annual Report
Templeton Global Balanced Fund
(continued)
Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At December 31, 2020, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund’s shares were as follows:
Year Ended
December 31, 2020
Year Ended
December 31, 2019
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 11,969,597 $30,740,318 15,457,226 $43,595,980
Shares issued in reinvestment of distributions .......... 3,025,251 7,334,279 7,443,835 20,890,310
Shares redeemed ............................... (53,437,948) (136,496,039) (60,106,395) (169,852,868)
Net increase (decrease) .......................... (38,443,100) $(98,421,442) (37,205,334) $(105,366,578)
Class A1 Shares:
Shares sold ................................... 4,465,813 $11,503,081 9,105,301 $25,895,514
Shares issued in reinvestment of distributions .......... 1,671,192 4,060,344 3,954,661 11,127,734
Shares redeemed ............................... (24,816,714) (63,754,491) (26,966,275) (76,248,448)
Net increase (decrease) .......................... (18,679,709) $(48,191,066) (13,906,313) $(39,225,200)
Class C Shares:
Shares sold ................................... 1,719,577 $4,468,395 3,745,169 $10,592,333
Shares issued in reinvestment of distributions .......... 530,492 1,258,691 2,035,382 5,686,049
Shares redeemed
a
.............................. (21,785,484) (55,500,707) (30,382,070) (85,340,766)
Net increase (decrease) .......................... (19,535,415) $(49,773,621) (24,601,519) $(69,062,384)
Class C1 Shares:
Shares sold ................................... 300,507 $745,468 311,079 $881,750
Shares issued in reinvestment of distributions .......... 111,556 267,725 560,212 1,577,535
Shares redeemed ............................... (5,566,846) (14,342,354) (13,620,596) (38,574,601)
Net increase (decrease) .......................... (5,154,783) $(13,329,161) (12,749,305) $(36,115,316)
Class R Shares:
Shares sold ................................... 108,372 $285,128 94,956 $268,890
Shares issued in reinvestment of distributions .......... 9,318 22,614 23,796 67,155
Shares redeemed ............................... (380,527) (1,008,503) (294,355) (830,740)
Net increase (decrease) .......................... (262,837) $(700,761) (175,603) $(494,695)
Class R6 Shares:
Shares sold ................................... 643,174 $1,684,430 448,072 $1,272,111
Shares issued in reinvestment of distributions .......... 47,861 116,497 110,227 310,365
Shares redeemed ............................... (1,194,267) (3,046,188) (1,279,143) (3,638,582)
Net increase (decrease) .......................... (503,232) $(1,245,261) (720,844) $(2,056,106)
1. Organization and Significant Accounting Policies
(continued)
j. Guarantees and Indemnifications
(continued)

Templeton Global Investment Trust
Notes to Consolidated Financial Statements

franklintempleton.com
Annual Report
Templeton Global Balanced Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee to Global Advisors based on the average daily net assets of the Fund as follows:
For the year ended December 31, 2020, the gross effective investment management fee rate was 0.789% of the Fund’s average daily net assets.
Under a subadvisory agreement, Advisers, an affiliate of Global Advisors, provides subadvisory services to the Fund. The subadvisory fee is paid by Global Advisors based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
Year Ended
December 31, 2020
Year Ended
December 31, 2019
Shares Amount Shares Amount
Advisor Class Shares:
Shares sold ................................... 4,393,821 $11,486,915 8,325,950 $23,723,126
Shares issued in reinvestment of distributions .......... 773,816 1,869,231 2,440,632 6,892,913
Shares redeemed ............................... (27,406,158) (68,697,411) (35,767,251) (101,421,265)
Net increase (decrease) .......................... (22,238,521) $(55,341,265) (25,000,669) $(70,805,226)
a
May include a portion of Class C1 shares that were automatically converted to Class A.
Subsidiary Affiliation
Templeton Global Advisors Limited (Global Advisors) Investment manager
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Distributors, Inc. (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.825% Up to and including $500 million
0.725% Over $500 million, up to and including $1 billion
0.675% Over $1 billion, up to and including $1.5 billion
0.625% Over $1.5 billion, up to and including $6.5 billion
0.600% Over $6.5 billion, up to and including $11.5 billion
0.578% Over $11.5 billion, up to and including $16.5 billion
0.565% Over $16.5 billion, up to and including $19 billion
0.555% Over $19 billion, up to and including $21.5 billion
0.545% In excess of $21.5 billion
2. Shares of Beneficial Interest
(continued)

Templeton Global Investment Trust
Notes to Consolidated Financial Statements

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Annual Report
Templeton Global Balanced Fund
(continued)
b. Administrative Fees
Under an agreement with Global Advisors, FT Services provides administrative services to the Fund. The fee is paid by Global
Advisors based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A and A1 reimbursement distribution plans, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A and A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C, C1 and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the
Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended December 31, 2020, the Fund paid transfer agent fees of $1,086,309, of which $444,927 was retained by
Investor Services.
Class A .................................................................................... 0.25%
Class A1 ................................................................................... 0.25%
Class C .................................................................................... 1.00%
Class C1 ................................................................................... 0.65%
Class R .................................................................................... 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $15,953
CDSC retained .............................................................................. $6,414
3. Transactions with Affiliates
(continued)

Templeton Global Investment Trust
Notes to Consolidated Financial Statements

franklintempleton.com
Annual Report
Templeton Global Balanced Fund
(continued)
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Consolidated Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended December 31, 2020, the Fund held investments in affiliated management investment companies as follows:
g. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until April 30, 2021.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the year ended December 31, 2020, the custodian fees were reduced as noted in the Consolidated Statement of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2020, the capital loss carryforwards were as follows:
For tax purposes, the Fund may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At December 31, 2020, the Fund deferred late-year ordinary losses of $3,669,679.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Templeton Global Balanced Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $131,795,067 $340,786,708 $(414,804,655) $— $— $57,777,120 57,777,120 $260,414
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $— $5,032,000 $(5,032,000) $ — $ — $— — $75
Total Affiliated Securities .... $131,795,067 $345,818,708 $(419,836,655) $— $— $57,777,120 $260,489
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $42,302,683
Long term ................................................................................ 168,531,075
Total capital loss carryforwards ............................................................... $210,833,758
3. Transactions with Affiliates
(continued)

Templeton Global Investment Trust
Notes to Consolidated Financial Statements

franklintempleton.com
Annual Report
Templeton Global Balanced Fund
(continued)
The tax character of distributions paid during the years ended December 31, 2020 and 2019, was as follows:
At December 31, 2020, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, passive foreign investment company shares, foreign capital gains tax, payments-
in-kind, bond discounts and premiums, tax straddles, inflation related adjustments on foreign securities and wash sales.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2020, aggregated
$445,749,496 and $629,101,379, respectively.
7. Credit Risk
At December 31, 2020, the Fund had 7.1% of its portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
8. Concentration of Risk
Investments in issuers domiciled or with significant operations in developing or emerging market countries may be subject to higher risks than investments in developed countries. These risks include fluctuating currency values, underdeveloped legal or business systems, and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Currencies of developing or emerging market countries may be subject to significantly greater risks than currencies of developed countries, including the potential inability to repatriate those currencies into U.S. dollars.
At December 31, 2020, the Fund had 1.7% of its net assets denominated in Argentine Pesos. Argentina has restricted currency repatriation since September 2019, and had restructured certain issues of its debt. Political and economic conditions in Argentina could continue to affect the value of the Fund's holdings.
2020 2019
Distributions paid from:
Ordinary income .......................................................... $15,717,047 $49,073,561
Cost of investments .......................................................................... $662,593,314
Unrealized appreciation ........................................................................ $138,234,975
Unrealized depreciation ........................................................................ (89,175,822)
Net unrealized appreciation (depreciation) .......................................................... $49,059,153
5. Income Taxes
(continued)

Templeton Global Investment Trust
Notes to Consolidated Financial Statements

franklintempleton.com
Annual Report
Templeton Global Balanced Fund
(continued)
9. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
10. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At December 31, 2020, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
11. Other Derivative Information
At December 31, 2020, investments in derivative contracts are reflected in the Consolidated Statement of Assets and Liabilities
as follows:
Shares Issuer
Acquisition
Date Cost Value
Templeton Global Balanced Fund
32,900,733
a
K2016470219 South Africa Ltd., A ............... 2/08/13 – 2/01/17 $ 81,025 $ —
4,646,498
a
K2016470219 South Africa Ltd., B ............... 2/01/17 3,450 —
Total Restricted Securities (Value is —% of Net Assets) .............. $84,475 $—
a
The Fund also invests in unrestricted securities of the issuer, valued at $3,144 as of December 31, 2020.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Consolidated Statement of
Assets and Liabilities
Location Fair Value
Consolidated Statement of
Assets and Liabilities
Location Fair Value
Templeton Global Balanced Fund
Foreign exchange contracts ..
Investments in securities, at value $ 1,847,912
a
Options written, at value $ 2,718,883
Unrealized appreciation on OTC
forward exchange contracts
3,911,896 Unrealized depreciation on OTC
forward exchange contracts
11,867,397
Equity contracts ...........
Investments in securities, at value 401,417
a
Options written, at value —
Total .................... $6,161,225 $14,586,280
a
Purchased option contracts are included in investments in securities, at value in the Consolidated Statement of Assets and Liabilities.

Templeton Global Investment Trust
Notes to Consolidated Financial Statements

franklintempleton.com
Annual Report
Templeton Global Balanced Fund
(continued)
For the year ended December 31, 2020, the effect of derivative contracts in the Consolidated Statement of Operations was as follows:
For the year ended December 31, 2020, the average month end notional amount of swap contracts and options represented
$7,648,462 and $361,560,431, respectively. The average month end contract value of forward exchange contracts was
$466,649,606.
At December 31, 2020, OTC derivative assets and liabilities are as follows:
Derivative Contracts
Not Accounted for as
Hedging Instruments
Consolidated Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Consolidated Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Templeton Global Balanced Fund
Interest rate contracts .......
Swap contracts $(16,517,124) Swap contracts $5,160,817
Foreign exchange contracts ..
Investments 6,698,099
a
Investments 193,260
a
Written options (4,393,716) Written options (1,272,658)
Forward exchange contracts (1,281,914) Forward exchange contracts (2,379,430)
Equity Contracts ...........
Investments (7,084,776)
a
Investments (1,090,866)
a
Written options 3,069 Written options —
Total .................... $(22,576,362) $611,123
a
Purchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the
Consolidated Statement of Operations.
Gross Amounts of
Assets and Liabilities Presented
in the Consolidated Statement of Assets and Liabilities
Assets
a
Liabilities
a
Derivatives
Templeton Global Balanced Fund
Forward exchange contracts ............................. $ 3,911,896 $ 11,867,397
Options purchased ..................................... 1,847,912 —
Options written ........................................ — 2,718,883
Total ............................................. $5,759,808 $14,586,280
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and
Liabilities.
11. Other Derivative Information
(continued)

Templeton Global Investment Trust
Notes to Consolidated Financial Statements

franklintempleton.com
Annual Report
Templeton Global Balanced Fund
(continued)
At December 31, 2020, OTC derivative assets, which may be offset against OTC derivative liabilities and collateral received from the counterparty, are as follows:
At December 31, 2020, OTC derivative liabilities, which may be offset against OTC derivative assets and collateral pledged to the counterparty, are as follows:
Amounts Not Offset in the
Consolidated Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Consolidated
Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
Cash
Collateral
Received
Net Amount
(Not less
than zero)
Templeton Global Balanced Fund
Counterparty
BNDP ................... $— $— $— $— $—
CITI ..................... 1,183,678 (1,183,678) — — —
DBAB ................... 949,701 (949,701) — — —
GSCO ................... 257,358 (257,358) — — —
HSBK ................... 698,877 (698,877) — — —
JPHQ ................... 1,873,421 (1,873,421) — — —
MSCO ................... 777,755 (777,755) — — —
UBSW ................... 19,018 (19,018) — — —
Total ................... $5,759,808 $(5,759,808) $ — $— $—
$ 1
Amounts Not Offset in the
Consolidated Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Consolidated
Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
Cash
Collateral
Pledged
a
Net Amount
(Not less
than zero)
Templeton Global Balanced Fund
Counterparty
BNDP ................... $98 $— $— $— $98
CITI ..................... 4,758,618 (1,183,678) — (3,470,000) 104,940
DBAB ................... 2,781,680 (949,701) — (1,831,979) —
GSCO ................... 861,720 (257,358) — (580,000) 24,362
HSBK ................... 2,591,119 (698,877) — (1,892,242) —
JPHQ ................... 1,938,031 (1,873,421) — (64,610) —
MSCO ................... 1,562,189 (777,755) — (784,434) —
UBSW ................... 92,825 (19,018) — — 73,807
Total ................... $14,586,280 $(5,759,808) $— $(8,623,265) $203,207
11. Other Derivative Information
(continued)

Templeton Global Investment Trust
Notes to Consolidated Financial Statements

franklintempleton.com
Annual Report
Templeton Global Balanced Fund
(continued)
See Note 1(c) regarding derivative financial instruments.
See Abbreviations page 60.
12. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matured on February 5, 2021. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 5, 2021, the Borrowers renewed the Global Credit Facility for a one year term, maturing February 4, 2022, for a total of $2.675 billion.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Consolidated Statement of Operations. During the year ended December 31, 2020, the Fund did not use the Global Credit Facility.
13. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2020, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
a
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit collateral amounts to avoid the effect of overcollateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
Level 1 Level 2 Level 3 Total
Templeton Global Balanced Fund
Assets:
Investments in Securities:
Common Stocks :
Belgium ............................. $ — $ 952,865 $ — $ 952,865
China ............................... — 17,404,160 — 17,404,160
Denmark ............................ — 6,271,276 — 6,271,276
France .............................. — 4,057,496 — 4,057,496
11. Other Derivative Information
(continued)

Templeton Global Investment Trust
Notes to Consolidated Financial Statements

franklintempleton.com
Annual Report
Templeton Global Balanced Fund
(continued)
Level 1 Level 2 Level 3 Total
Templeton Global Balanced Fund (continued)
Assets:
Investments in Securities:
Common Stocks:
Germany ............................ $ — $ 35,884,516 $ — $ 35,884,516
Hong Kong ........................... — 12,594,550 — 12,594,550
India ................................ — 9,190,065 — 9,190,065
Ireland .............................. 9,381,294 — — 9,381,294
Japan ............................... — 48,845,265 — 48,845,265
Luxembourg .......................... — 10,194,562 — 10,194,562
Netherlands .......................... 8,743,960 4,985,212 — 13,729,172
South Africa .......................... — — —
a
—
South Korea .......................... — 12,513,097 — 12,513,097
Spain ............................... — 14,413,669 — 14,413,669
Taiwan .............................. — 11,939,626 — 11,939,626
United Kingdom ....................... — 37,923,408 — 37,923,408
United States ......................... 175,230,935 — — 175,230,935
Corporate Bonds ........................ — — 8,631
a
8,631
Foreign Government and Agency Securities :
Argentina ............................ — — 11,467,470 11,467,470
Brazil ............................... — 16,191,194 — 16,191,194
Colombia ............................ — 7,992,832 — 7,992,832
Ecuador ............................. — 4,323,789 — 4,323,789
El Salvador ........................... — 95,250 — 95,250
Ghana .............................. — 11,453,530 — 11,453,530
India ................................ — 14,398,666 — 14,398,666
Indonesia ............................ — 15,010,212 — 15,010,212
Mexico .............................. — 34,181,100 — 34,181,100
South Korea .......................... — 58,399,782 — 58,399,782
Supranational ......................... — 3,283,856 — 3,283,856
U.S. Government and Agency Securities ....... — 24,307,281 — 24,307,281
Options purchased ....................... 401,417 1,847,912 — 2,249,329
Short Term Investments ................... 57,777,120 39,899,784 761,069 98,437,973
Total Investments in Securities ........... $251,534,726 $458,554,955 $12,237,170 $722,326,851
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 3,911,896 $ — $ 3,911,896
Restricted Currency (ARS) ................. — — 800 800
Total Other Financial Instruments ......... $— $3,911,896 $800 $3,912,696
Receivables:
Interest (ARS) ........................... $— $— $234,213 $234,213
Liabilities:
Other Financial Instruments:
Options written .......................... $ — $ 2,718,883 $ — $ 2,718,883
Forward exchange contracts ................ — 11,867,397 — 11,867,397
Total Other Financial Instruments ......... $— $14,586,280 $— $14,586,280
Payables:
Investment Securities Purchased (ARS) ....... $— $— $118,056 $118,056
Deferred Tax(ARS) ....................... $— $— $524 $524
a
Includes securities determined to have no value at December 31, 2020.
13. Fair Value Measurements
(continued)

Templeton Global Investment Trust
Notes to Consolidated Financial Statements

franklintempleton.com
Annual Report
Templeton Global Balanced Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year. At December 31, 2020, the reconciliation is as follows:
Balance at
Beginning of
Year Purchases Sales
Transfer
Into
Level 3
a
Transfer
Out of
Level 3
Cost Basis
Adjust-
ments
b
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciation
(Depreciation)
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a a a a a a a a a a
Templeton Global Balanced Fund
Assets:
Investments in Securities:
Common Stocks :
South Africa ....... $ 26,811
c
$ — $ — $ — $ — $ — $ — $ (26,811) $ —
c
$ (26,811)
United States ...... 34,934 — (15,311) — — — (1,932,922) 1,913,299 — —
Corporate Bonds :
South Africa ....... 8,254
c
— (5,506) 6,506 — 403,319 (196,524) (207,418) 8,631
c
(73,288)
Foreign Government and
Agency Securities :
Argentina ......... 9,148,100 7,644,330 (2,739,406) — — 1,244,017 (4,677,895) 848,324 11,467,470 (1,549,976)
Short Term Investments . 702,477 799,450 (458,335) — — (108,202) (112,300) (62,021) 761,069 15,206
Total Investments in Securities . $9,920,576 $8,443,780 $(3,218,558) $6,506 $— 1,539,134 (6,919,641) 2,465,373 $12,237,170 $(1,634,869)
Other Financial Instruments:
Restricted Currency (ARS)
$2,466,942 $4,723,143 $(6,786,452) $— $— $— $(464,570) $61,737 $800 $(11)
Receivables:
Interest (ARS) ......
$419,240 $2,528,491 $(2,443,413) $— $— $— $(304,071) $33,966 $234,213 $8,242
Liabilities:
Payables:
Deferred Tax (ARS) ....
$1,002 $— $— $— $— $— $— $(478) $524 $(478)
Investment Securities
Purchased (ARS) ....
$— $118,056 $— $— $— $— $— $— $118,056 $—
a
Transferred into level 3 as a result of the unavailability of a quoted market price in an active market for identical securities or as a result of the unreliability of the foreign exchange rate and other significant observable valuation inputs. May include amounts related to a corporate action.
b
May include accretion, amortization, partnership adjustments, and/or other cost basis adjustments.
c
Includes securities determined to have no value.
13. Fair Value Measurements
(continued)

Templeton Global Investment Trust
Notes to Consolidated Financial Statements

franklintempleton.com
Annual Report
Templeton Global Balanced Fund
(continued)
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of December 31, 2020, are as follows:
14. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The
amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the consolidated financial statements.
15. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the consolidated financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the consolidated financial statements.
Description
Fair Value at
End of Year Valuation Technique Unobservable Inputs Amount
Impact to
Fair Value
if Input
Increases
a
Templeton Global Balanced Fund
Assets:
Investments in Securities:
Foreign Government and
Agency Securities:
Argentina
...........
$11,467,470 Market comparables Implied foreign
exchange rate
143.8 ARS/USD Decrease
b
Short Term Investments:
Argentina
..........
761,069 Market comparables Implied foreign
exchange rate
143.8 ARS/USD Decrease
c
All Other
............
243,644
d,e
Liabilities:
All Other
............
118,580
e
Total
...............
$12,353,603
a
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
b
c
Represents a significant impact to fair value and net assets.
Represents a significant impact to fair value but not net assets.
d
Includes securities determined to have no value at December 31, 2020.
e
Includes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using private transaction prices or non-public third party pricing information which is unobservable.
13. Fair Value Measurements
(continued)

Templeton Global Investment Trust
Notes to Consolidated Financial Statements

franklintempleton.com
Annual Report
Templeton Global Balanced Fund
(continued)
Abbreviations
Counterparty
BNDP
BNP Paribas SA
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
UBSW
UBS AG
Selected Portfolio
ADR
American Depositary Receipt
BADLAR
Argentina Deposit Rates Badlar Private Banks
ARS
CER
Reference Stabilization Coefficient
ETF
Exchange-Traded Fund
FRN
Floating Rate Note
PIK
Payment-In-Kind
Currency
ARS
Argentine Peso
AUD
Australian Dollar
BRL
Brazilian Real
CHF
Swiss Franc
COP
Colombian Peso
EGP
Egyptian Pound
EUR
Euro
GHS
Ghanaian Cedi
IDR
Indonesian Rupiah
INR
Indian Rupee
JPY
Japanese Yen
KRW
South Korean Won
MXN
Mexican Peso
NOK
Norwegian Krone
SEK
Swedish Krona
USD
United States Dollar

Templeton Global Investment Trust
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Templeton Global Investment Trust and Shareholders of Templeton Global Balanced Fund
Opinion on the Financial Statements
We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated statement of investments, of Templeton Global Balanced Fund and its subsidiary (one of the funds constituting Templeton Global
Investment Trust, referred to hereafter as the "Fund") as of December 31, 2020, the related consolidated statements of operations for the year ended December 31, 2020, the consolidated statement of changes in net assets for each of the two years in the period ended December 31, 2020, including the related notes, and the consolidated financial highlights for each of the periods indicated therein (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Fund as of December 31,
2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2020 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These consolidated financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and
Exchange Commission and the PCAOB.
We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of December 31, 2020 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
February 19, 2021
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Templeton Global Investment Trust
Tax Information (unaudited)

franklintempleton.com
Annual Report
Templeton Global Balanced Fund
Under Section 854(b)(1)(A) of the Internal Revenue Code, the Fund hereby reports 8.79% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended December 31, 2020.
Under Section 854(b)(1)(B) of the Internal Revenue Code, the Fund hereby reports the maximum amount allowable but no less than $6,549,125 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Internal Revenue
Code for the fiscal year ended December 31, 2020. Distributions, including qualified dividend income, paid during calendar year 2020 will be reported to shareholders on Form 1099-DIV by mid-February 2021. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.
At December 31, 2020, more than 50% of the Fund's total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Fund on these investments. The Fund elects to treat foreign taxes paid as allowed under Section 853 of the Internal Revenue Code. This election will allow shareholders of record as of the 2021 distribution date, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

Templeton Global Investment Trust
Board Members and Officers

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Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1994 125 Bar-S Foods (meat packing company) (1981-2010).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Ann Torre Bates (1958) Trustee Since 2008 30 Ares Capital Corporation (specialty finance company) (2010-present),
United Natural Foods, Inc.
(distributor of natural, organic and
specialty foods) (2013-present),
formerly , Allied Capital Corporation
(financial services) (2003-
2010), SLM Corporation (Sallie
Mae) (1997-2014) and Navient
Corporation (loan management,
servicing and asset recovery)
(2014-2016).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Executive Vice President and Chief Financial Officer, NHP Incorporated (manager of multifamily housing) (1995-1997); and Vice President and Treasurer, US Airways, Inc. (until 1995).
Mary C. Choksi (1950) Trustee Since 2017 125 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-May 2020).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Templeton Global Investment Trust

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead Independent
Trustee
Trustee since
1996 and Lead
Independent
Trustee since 2007
125 Hess Corporation (exploration
of oil and gas) (1993-present),
Canadian National Railway
(railroad) (2001-present), White
Mountains Insurance Group, Ltd.
(holding company) (2004-present),
Santander Consumer USA
Holdings, Inc. (consumer finance)
(2016-present); Santander
Holdings USA (holding company)
(2019-present); and formerly ,
RTI International Metals, Inc.
(manufacture and distribution of
titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 125 Boeing Capital Corporation (aircraft financing) (2006-2010).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Private investor; and formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company
(aerospace company), and member of the Executive Council (May 2019-January 1, 2020); Executive Vice President, General Counsel and
member of the Executive Council, The Boeing Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for
the Fourth Circuit (1991-2006).
David W. Niemiec (1949) Trustee Since 2006 30 Hess Midstream LP (oil and
gas midstream infrastructure)
(2017-present).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Advisor, Saratoga Partners (private equity fund); and formerly , Managing Director, Saratoga Partners (1998-2001) and SBC Warburg Dillon
Read (investment banking) (1997-1998); Vice Chairman, Dillon, Read & Co. Inc. (investment banking) (1991-1997); and Chief Financial
Officer, Dillon, Read & Co. Inc. (1982-1997).
Larry D. Thompson (1945) Trustee Since 2006 125 Graham Holdings Company
(education and media organization)
(2011-present); and formerly ,
The Southern Company (energy
company) (2014-May 2020;
previously 2010-2012), Cbeyond,
Inc. (business communications
provider) (2010-2012).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-September 2020); Executive Vice President - Government
Affairs, General Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government
Affairs, General Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor,
University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Templeton Global Investment Trust

franklintempleton.com
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Constantine D. Tseretopoulos
(1954)
Trustee Since 2001 19 None
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Physician, Chief of Staff, owner and operator of the Lyford Cay Hospital (1987-present); director of various nonprofit organizations; and
formerly , Cardiology Fellow, University of Maryland (1985-1987); and Internal Medicine Resident, Greater Baltimore Medical Center (1982-
1985).
Robert E. Wade (1946) Trustee Since 2006 30 El Oro Ltd (investments) (2003-
2019).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Attorney at law engaged in private practice as a sole practitioner (1972-2008) and member of various boards.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Trustee Since 2006 136 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 39 of the investment companies in Franklin Templeton; Vice Chairman,
Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015), Franklin Resources, Inc.
**Rupert H. Johnson, Jr.
(1940)
Chairman of
the Board,
Trustee and
Vice President
Chairman of the
Board and Trustee
since 2013 and
Vice President
since 1996
125 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 37 of the investment companies in Franklin Templeton.
Alan Bartlett (1970) President
and Chief
Executive Officer
– Investment
Management
Since 2019 Not Applicable Not Applicable
Lyford Cay
Nassau, Bahamas
Principal Occupation During at Least the Past 5 Years:
President and Director, Templeton Global Advisors Limited; Chief Investment Officer of Templeton Global Equity Group; officer of five of the investment companies in Franklin Templeton; Chairman of the Board, Goodhart Partners; and formerly , Chief Executive Officer, Goodhart
Partners (2009-2019).
Independent Board Members
(continued)

Templeton Global Investment Trust

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton.
Breda M. Beckerle (1958) Chief
Compliance
Officer
Since October 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Advisory Services, LLC,
Franklin Mutual Advisers, LLC, Franklin Templeton Institutional, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Steven J. Gray (1955) Vice President Since 2009 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, Franklin Templeton Distributors, Inc. and FASA, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Matthew T. Hinkle (1971) Chief Executive
Officer –
Finance and
Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 41 of the investment companies in Franklin Templeton; and formerly , Vice
President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Robert G. Kubilis (1973) Chief Financial
Officer, Chief
Accounting
Officer and
Treasurer
Since 2017 Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting and officer of 39 of the investment companies in Franklin Templeton.
Robert Lim (1948) Vice President –
AML Compliance
Since 2016 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton
Investor Services, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel and officer of 41 of the investment companies in Franklin Templeton.
Interested Board Members and Officers
(continued)

Templeton Global Investment Trust

franklintempleton.com
Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the U.S. Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated each of Ann Torre Bates and David W. Niemiec as an audit committee financial expert. The Board believes that Ms. Bates and Mr. Niemiec qualify as such an expert in view of their extensive business background and experience. Ms.
Bates has served as a member of the Fund Audit Committee since 2008. She currently serves as a director of Ares Capital Corporation (2010-present) and United
Natural Foods, Inc. (2013-present) and was formerly a director of Navient Corporation from 2014 to 2016, SLM Corporation from 1997 to 2014 and Allied Capital
Corporation from 2003 to 2010, Executive Vice President and Chief Financial Officer of NHP Incorporated from 1995 to 1997 and Vice President and Treasurer of
US Airways, Inc. until 1995. Mr. Niemiec has served as a member of the Fund Audit Committee since 2005, currently serves as an Advisor to Saratoga Partners and was formerly its Managing Director from 1998 to 2001 and serves as a director of Hess Midstream LP (2017-present). Mr. Niemiec was formerly a director of
Emeritus Corporation from 1999 to 2010 and OSI Pharmaceuticals, Inc. from 2006 to 2010, Managing Director of SBC Warburg Dillon Read from 1997 to 1998, and was Vice Chairman from 1991 to 1997 and Chief Financial Officer from 1982 to 1997 of Dillon, Read & Co. Inc. As a result of such background and experience, the
Board believes that Ms. Bates and Mr. Niemiec have each acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Bates and Mr. Niemiec are independent Board members as that term is defined under the applicable U.S. Securities and Exchange Commission Rules and Releases
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Craig S. Tyle (1960) Vice President Since 2005 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 41 of the investment companies in Franklin Templeton.
Lori A. Weber (1964) Vice President
and Secretary
Vice President
since 2011
and Secretary since
2013
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Interested Board Members and Officers
(continued)

Templeton Global Investment Trust
Shareholder Information

franklintempleton.com
Annual Report
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Consolidated Statement of
Investments
The Trust, on behalf of the Fund, files a complete
consolidated statement of investments with the U.S.
Securities and Exchange Commission for the first and
third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form
N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

325 A 02/21
© 2021 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Templeton Global Balanced Fund
Investment Manager Distributor Shareholder Services
Templeton Global Advisors
Limited
Franklin Templeton Distributors, Inc.
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are Ann Torre Bates and David W. Niemiec and they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $73,275 for the fiscal year ended December 31, 2020 and $73,997 for the fiscal year ended December 31, 2019.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $0 for the fiscal year ended December 31, 2020 and $20,000 for the fiscal year ended December 31, 2019.  The services for which these fees were paid included professional fees in connection with tax treatment of equipment lease transactions and professional fees in connection with an Indonesia withholding tax refund claim.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended December 31, 2020 and $446 for the fiscal year ended December 31, 2019.  The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $49,800 for the fiscal year ended December 31, 2020 and $175,544 for the fiscal year ended December 31, 2019.  The services for which these fees were paid included issuance of an Auditors' Certificate for South Korean regulatory shareholder disclosures, valuation Services related to Fair Value engagement,  professional fees in connection with determining the feasibility of a U.S. direct lending structure, and benchmarking services in connection with ICI survey.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

        (i)     pre-approval of all audit and audit related services;

        (ii)    pre-approval of all non-audit related services to be provided to the Fund by the auditors;

        (iii)   pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

        (iv)    establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $49,800 for the fiscal year ended December 31, 2020 and $195,990 for the fiscal year ended December 31, 2019.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee
of Listed Registrants.
        N/A

Item 6. Schedule of Investments.
    N/A

Item 7
. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.       N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.           N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.      N/A

Item 10
. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.
Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.

During the period covered by this report, a third-party service provider commenced performing certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                                                    N/A

Item 13. Exhibits.

(a)(1)
Code of Ethics

Code of Ethics

(a)(2)
Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

Section 302

(b)
Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

Section 906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON GLOBAL INVESTMENT TRUST

By _S\MATTHEW T. HINKLE_______________________
   Matthew T. Hinkle
   Chief Executive Officer – Finance and Administration
Date February 26, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE________________________
   Matthew T. Hinkle
   Chief Executive Officer – Finance and Administration
Date February 26, 2021

By S\ROBERT G. KUBILIS________________________
Robert G. Kubilis
Chief Financial Officer and Chief Accounting Officer
Date February 26, 2021